UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       Nancy D. Osborn, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        	Boston, MA,  01915.
         	Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




ITEM 1. REPORTS TO STOCKHOLDERS.

                                     BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                                 Annual Report
                                OCTOBER 31, 2004
--------------------------------------------------------------------------------

                     BBH INFLATION-INDEXED SECURITIES FUND

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The BBH Inflation-Indexed Securities Fund's (the "Fund") Class I Shares returned 7.89%1 while Class N Shares and Class A Shares returned 7.77%1 and 7.40%2, respectively over the reporting period, making the asset class one of the strongest performing sectors within the fixed income market. The Fund benefited during the reporting period from tactical trading between nominal bonds and real return bonds, successful trading in and around auctions, and a correct yield curve position. The Fund's benchmark, Citigroup Inflation-Linked Securities Index3 ("CILS"), returned 7.03% over the reporting period.

U.S. Treasury Inflation-Indexed Securities ("TIPS") generated strong returns for the reporting period ended October 31, 2004, as our yields fell below 2%4. Demand for TIPS increased during the reporting period as higher oil and commodity prices increased inflation expectations. The Fund's strong absolute returns came from falling real yields, coupon income, and the inflation adjustment to principal, which was 3% for the reporting period.

----------
1     Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

2     Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e. the maximum 3% sales charge for Class A Shares) for Class A shares was 4.19%.

3 The CILS measures the return of debentures with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The index employs a minimum maturity of one year and a minimum amount outstanding of USD 1 billion for both entry and exit. The index is unmanaged, and investments cannot be made in an index.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


       Growth of $10,000 Invested in BBH Inflation-Indexed Securities Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 23, 1992 to October 31,
2004 as compared
to the CILS and the 3-year
Treasury.


        ---------------------------------------------------------------
              Total Return for the Period Ended October 31, 2004
        ---------------------------------------------------------------
                                                           Since
                                                         Inception
                            One Year     Five Years     (Annualized)
        ---------------------------------------------------------------
              Class N         7.77%         10.40%            6.77%

              Class I         7.89%           --              9.50%

              Class A         7.40%           --              5.42%
        ---------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                Inflation-Indexed                     3-Year
     Date        Securities Fund*      CILS          Treasury
   --------      ----------------  ------------      --------
   06/30/92           10,000                          10,000
   07/31/92            9,950                           9,972
   08/31/92           10,060                          10,095
   09/30/92           10,191                          10,216
   10/31/92           10,049                          10,114
   11/30/92            9,989                          10,066
   12/31/92           10,109                          10,186
   01/31/93           10,313                          10,347
   02/28/93           10,467                          10,478
   03/31/93           10,485                          10,518
   04/30/93           10,568                          10,598
   05/31/93           10,526                          10,547
   06/30/93           10,650                          10,664
   07/31/93           10,671                          10,682
   08/31/93           10,791                          10,805
   09/30/93           10,823                          10,840
   10/31/93           10,839                          10,857
   11/30/93           10,804                          10,842
   12/31/93           10,817                          10,890
   01/31/94           10,916                          10,969
   02/28/94           10,797                          10,853
   03/31/94           10,627                          10,733
   04/30/94           10,533                          10,654
   05/31/94           10,538                          10,659
   06/30/94           10,539                          10,674
   07/31/94           10,667                          10,788
   08/31/94           10,691                          10,822
   09/30/94           10,605                          10,741
   10/31/94           10,596                          10,767
   11/30/94           10,531                          10,694
   12/31/94           10,561                          10,717
   01/31/95           10,714                          10,902
   02/28/95           10,899                          11,089
   03/31/95           10,952                          11,150
   04/30/95           11,072                          11,269
   05/31/95           11,348                          11,547
   06/30/95           11,412                          11,603
   07/31/95           11,413                          11,620
   08/31/95           11,507                          11,699
   09/30/95           11,584                          11,762
   10/31/95           11,683                          11,889
   11/30/95           11,807                          12,026
   12/31/95           11,911                          12,143
   01/31/96           11,995                          12,253
   02/29/96           11,901                          12,149
   03/31/96           11,837                          12,098
   04/30/96           11,798                          12,064
   05/31/96           11,791                          12,067
   06/30/96           11,893                          12,176
   07/31/96           11,926                          12,213
   08/31/96           11,933                          12,239
   09/30/96           12,066                          12,387
   10/31/96           12,253                          12,575
   11/30/96           12,383                          12,699
   12/31/96           12,325                          12,652
   01/31/97           12,383                          12,708
   02/28/97           12,392           12,392         12,718
   03/31/97           12,259           12,222         12,675
   04/30/97           12,351           12,307         12,798
   05/31/97           12,384           12,372         12,890
   06/30/97           12,372           12,333         13,000
   07/31/97           12,498           12,448         13,208
   08/31/97           12,506           12,487         13,183
   09/30/97           12,527           12,511         13,328
   10/31/97           12,670           12,647         13,448
   11/30/97           12,723           12,714         13,473
   12/31/97           12,607           12,656         13,581
   01/31/98           12,701           12,720         13,764
   02/28/98           12,701           12,709         13,739
   03/31/98           12,711           12,702         13,786
   04/30/98           12,840           12,747         13,841
   05/31/98           12,888           12,830         13,922
   06/30/98           12,943           12,866         13,998
   07/31/98           12,986           12,926         14,072
   08/31/98           13,017           12,948         14,397
   09/30/98           13,259           13,226         14,616
   10/31/98           13,301           13,249         14,670
   11/30/98           13,262           13,241         14,620
   12/31/98           13,196           13,153         14,637
   01/31/99           13,373           13,311         14,719
   02/28/99           13,256           13,218         14,525
   03/31/99           13,290           13,224         14,636
   04/30/99           13,381           13,298         14,680
   05/31/99           13,467           13,401         14,602
   06/30/99           13,495           13,399         14,653
   07/31/99           13,510           13,398         14,679
   08/31/99           13,521           13,424         14,712
   09/30/99           13,580           13,471         14,814
   10/31/99           13,624           13,499         14,833
   11/30/99           13,727           13,583         14,861
   12/31/99           13,653           13,467         14,845
   01/31/00           13,713           13,545         14,798
   02/29/00           13,818           13,675         14,913
   03/31/00           14,283           14,069         15,049
   04/30/00           14,478           14,245         15,058
   05/31/00           14,433           14,206         15,112
   06/30/00           14,617           14,386         15,314
   07/31/00           14,710           14,504         15,420
   08/31/00           14,818           14,612         15,565
   09/30/00           14,911           14,698         15,700
   10/31/00           15,099           14,873         15,804
   11/30/00           15,319           15,084         16,019
   12/31/00           15,474           15,230         16,281
   01/31/01           15,775           15,567         16,491
   02/28/01           16,062           15,825         16,641
   03/31/01           16,174           15,972         16,814
   04/30/01           16,302           16,065         16,771
   05/31/01           16,496           16,255         16,856
   06/30/01           16,496           16,237         16,922
   07/31/01           16,741           16,493         17,219
   08/31/01           16,791           16,530         17,371
   09/30/01           16,906           16,640         17,756
   10/31/01           17,339           17,048         18,030
   11/30/01           16,941           16,598         17,866
   12/31/01           16,776           16,437         17,781
   01/31/02           16,824           16,499         17,867
   02/28/02           17,077           16,772         18,012
   03/31/02           16,962           16,669         17,738
   04/30/02           17,366           17,123         18,042
   05/31/02           17,630           17,395         18,186
   06/30/02           17,868           17,647         18,389
   07/31/02           18,177           17,953         18,761
   08/31/02           18,882           18,606         18,996
   09/30/02           19,403           19,080         19,323
   10/31/02           18,862           18,575         19,322
   11/30/02           18,841           18,569         19,150
   12/31/02           19,504           19,206         19,487
   01/31/03           19,664           19,324         19,449
   02/28/03           20,382           19,999         19,670
   03/31/03           20,060           19,726         19,689
   04/30/03           19,966           19,690         19,748
   05/31/03           20,906           20,626         20,014
   06/30/03           20,718           20,411         20,009
   07/31/03           19,734           19,482         19,709
   08/31/03           20,049           19,840         19,695
   09/30/03           20,727           20,515         20,067
   10/31/03           20,758           20,591         19,894
   11/30/03           20,702           20,601         19,848
   12/31/03           20,917           20,815         20,017
   01/31/04           21,148           21,063         20,087
   02/29/04           21,625           21,537         20,250
   03/31/04           21,967           21,888         20,384
   04/30/04           20,952           20,829         19,976
   05/31/04           21,277           21,199         19,926
   06/30/04           21,296           21,210         19,952
   07/31/04           21,554           21,407         20,066
   08/31/04           22,101           21,959         20,296
   09/30/04           22,130           21,999         20,278
   10/31/04           22,354           22,039         20,369

* net of fees and expenses


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
1 The Fund's performance assumes the reinvestment of all dividends and distributions. The CILS has been adjusted to reflect reinvestment of dividends on securities in the index. The CILS is not adjusted to reflect sales, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.


FINANCIAL STATEMENT OCTOBER 31, 2004                                           3

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of
BBH Inflation-Indexed Securities Fund

We have audited the accompanying statement of assets and liabilities of BBH Inflation-Indexed Securities Fund (a series of the BBH Fund, Inc.), including the portfolio of investments, as of October 31, 2004, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BBH Inflation-Indexed Securities Fund as of October 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2004 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                     Percent of
                                                    U.S. $ Value     Net Assets
                                                    ------------     ----------
Asset Backed Securities .......................    $  16,621,635        3.5%
Corporate Bonds ...............................       39,114,521        8.4
Municipal Bonds ...............................       10,907,998        2.3
U.S. Government Agency ........................        7,956,246        1.7
U.S. Treasury Notes and Bonds .................      499,079,974      106.6
Liabilities in Excess of Other Assets .........     (105,389,357)     (22.5)
                                                   -------------      -----
NET ASSETS ....................................    $ 468,291,017      100.0%
                                                   =============      =====

All data as of October 31, 2004. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.


FINANCIAL STATEMENT OCTOBER 31, 2004                                           5

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2004

  Principal
   Amount                                                                         Value
------------                                                                   ------------
              U.S. TREASURY NOTES AND BONDS (106.6%)
$46,299,870   3.375%, 1/15/2007(1),(2) .....................................   $ 49,616,839
 17,887,945   3.625%, 1/15/2008(1) .........................................     19,731,244
  5,181,118   4.250%, 1/15/2010(1) .........................................      6,072,835
 47,961,807   0.875%, 4/15/2010(1) .........................................     47,844,684
 22,821,248   3.500%, 1/15/2011(1) .........................................     26,108,033
 22,411,620   3.375%, 1/15/2012(1) .........................................     25,671,816
 37,104,310   3.000%, 7/15/2012(1) .........................................     41,539,425
 69,303,991   1.875%, 7/15/2013(1) .........................................     71,328,984
 97,260,558   2.000%, 7/15/2014(1) .........................................    100,619,063
 34,150,720   2.375%, 1/15/2025(1) .........................................     35,724,864
 31,677,360   3.625%, 4/15/2028(1) .........................................     40,306,970
 19,780,675   3.875%, 4/15/2029(1) .........................................     26,302,126
  6,453,702   3.375%, 4/15/2032(1) .........................................      8,213,091
                                                                               ------------
              Total U.S. Treasury Notes and Bonds
              (Identified cost $482,986,051) ...............................    499,079,974
                                                                               ------------
              CORPORATE BONDS (8.4%)
  1,000,000   Altria Group, Inc. 7.000%, 7/15/2005 .........................      1,024,516
  3,000,000   Bear Stearns & Co., Inc. 2.430%, 1/30/2009(3) ................      3,007,215
  3,000,000   CIT Group, Inc. 2.140%, 9/20/2007(3) .........................      2,998,254
  5,000,000   Ford Motor Credit Co. 2.790%, 9/28/2007(3) ...................      4,958,515
  5,000,000   General Motors Acceptance Corp. 3.080%, 9/23/2008(3) .........      4,944,780
  3,000,000   Halliburton Co. 2.860%, 1/26/2007(3),(4) .....................      3,001,002
  3,000,000   International Lease Finance Corp. 2.406%, 1/15/2010(3) .......      2,989,236
  2,000,000   Lennar Corp. 2.660%, 3/19/2009(3) ............................      2,009,268
  2,560,000   Merrill Lynch & Co., Inc. 4.150%, 3/2/2009(3) ................      2,583,654
  4,000,000   Pemex Project Funding Master Trust 3.180%, 6/15/2010(3),(4) ..      4,068,000
  7,415,000   SLM Corp. 5.110%, 1/31/2014(3) ...............................      7,530,081
                                                                               ------------
              Total Corporate Bonds
              (Identified cost $38,990,227) ................................     39,114,521
                                                                               ------------
              ASSET BACKED SECURITIES (3.5%)
  3,000,000   Bank One Issuance Trust 2004-C1 2.370%, 11/15/2011(3) ........      2,999,809
  5,000,000   Capital One Multi-Asset Execution Trust 2002-C1 4.620%,
              7/15/2010(3) .................................................      5,277,520
  3,000,000   Citibank Credit Card Issuance Trust 2001-C1 3.150%,
              1/15/2010(3) .................................................      3,057,873

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

  Principal
   Amount                                                                         Value
------------                                                                   ------------
              ASSET BACKED SECURITIES (continued)
$ 5,000,000   MBNA Credit Card Master Note Trust 2003-C1 3.570%,
               6/15/20123 ..................................................  $   5,286,433
                                                                              -------------
              Total Asset Backed Securities
              (Identified cost $16,650,903)...........................           16,621,635
                                                                              -------------
              MUNICIPAL BOND (2.3%)
 10,214,438   Tennessee Valley Authority 3.375%, 1/15/20071
              (Identified cost $10,790,186)...........................            10,907,998
                                                                              -------------
              U.S. GOVERNMENT AGENCY (1.7%)
  1,300,000   Federal Home Loan Bank 2.750%, 12/15/2006...............            1,297,473
  6,535,000   Federal National Mortgage Assoc. 4.131%, 2/17/20093.....            6,658,773
                                                                              -------------
              Total U.S. Government Agency
              (Identified cost $7,834,503)............................            7,956,246
                                                                              -------------
TOTAL INVESTMENTS (Identified cost $557,251,870)5..........         122.5%    $ 573,680,374
LIABILITIES IN EXCESS OF OTHER ASSETS......................         (22.5)     (105,389,357)
                                                                    -----     -------------
NET ASSETS.................................................         100.0%    $ 468,291,017
                                                                    =====     =============

----------
1     Inflation Protected Security.

2     Security held as collateral on futures contracts.

3 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the October 31, 2004 coupon rate.

4 Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2004 was $7,069,002, or 1.5% of net assets.

5 The aggregate cost for federal income tax purposes is $558,336,931, the aggregate gross unrealized appreciation is $16,575,873, and the aggregate gross unrealized depreciation is $1,232,430, resulting in net unrealized appreciation of $15,343,443.

A summary of obligations under open futures contracts at October 31, 2004 is as follows:

                                                      Underlying
           Expiration                                Face Amount    Unrealized
 Position     Date     Contracts      Note/Bond        at Value    Depreciation
 --------     ----     ---------      ---------        --------    ------------
   Short    12/17/04      100    U.S. Treasury Note  $11,356,250    ($28,125)

As of October 31, 2004, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

Securities with an aggregate market value of $51,680,521 have been segregated with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

                                          Repurchase
Counter-Party                  Rate          Date                           Security                        Value
-------------                  ----          ----                           --------                        -----
BZW Securities, Inc.          1.770%       11/15/04            U.S. Treasury Notes 2.000%, 7/15/04       $20,750,000
LBI Lehman Government
 Securities, Inc.             1.760%       11/15/04            U.S. Treasury Notes 2.000%, 7/15/04       $30,930,521
                                                                                                         -----------
                                                                                                         $51,680,521
                                                                                                         ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                           7

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS:
   Investments in securities, at value (identified
     cost $557,251,870) .......................................     $573,680,374
   Receivables for:
     Interest .................................................        3,053,138
     Capital stock sold .......................................        1,467,974
                                                                    ------------
       Total Assets ...........................................      578,201,486
                                                                    ------------

LIABILITIES:
   Due to bank ................................................       32,648,741
   Reverse repurchase agreements, at fair value ...............       51,680,521
   Payables for:
     Investments purchased ....................................       24,931,737
     Capital stock redeemed ...................................          282,790
     Investment advisory fees .................................           97,710
     Shareholder servicing fees ...............................           79,978
     Administrative fees ......................................           39,084
     Custody and accounting fees ..............................           38,173
     Variation margin on futures contracts ....................           37,500
     Professional fees ........................................           27,829
     Board of Directors' fees .................................            8,205
     Distribution fees ........................................            3,264
     Accrued expenses and other liabilities ...................           34,937
                                                                    ------------
       Total Liabilities ......................................      109,910,469
                                                                    ------------

NET ASSETS ....................................................     $468,291,017
                                                                    ============
Net Assets Consist of:
   Paid-in capital ............................................     $444,450,077
   Undistributed net investment income ........................          390,397
   Accumulated net realized gain on investments, foreign
     exchange transactions and futures contracts ..............        7,050,164
   Net unrealized appreciation on investments,
     foreign currency translations and futures contracts ......       16,400,379
                                                                    ------------
Net Assets ....................................................     $468,291,017
                                                                    ============
CLASS N SHARES NET ASSET VALUE
   ($372,717,856 / 32,939,873 shares outstanding) .............           $11.32
                                                                          ======
CLASS I SHARES NET ASSET VALUE
   ($83,022,965 / 7,325,180 shares outstanding) ...............           $11.33
                                                                          ======
CLASS A SHARES NET ASSET VALUE
   ($12,550,196 / 1,106,641 shares outstanding) ...............           $11.34
   Sales charge at 3.00% of Public Offering Price .............             0.35
                                                                          ------
   Maximum Offering Price .....................................           $11.69
                                                                          ======

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2004

NET INVESTMENT INCOME:
   Income:
     Interest and other income ................................    $ 19,149,838
     Securities lending income ................................           1,927
                                                                   ------------
       Total Income ...........................................      19,151,765
                                                                   ------------
   Expenses:
     Investment advisory fees .................................       1,147,264
     Shareholder servicing fees ...............................         955,551
     Administrative fees ......................................         458,906
     Custody and accounting fees ..............................         259,632
     Professional fees ........................................          38,086
     Distribution fees ........................................          33,094
     Board of Directors' fees .................................          26,609
     Miscellaneous expenses ...................................         243,962
                                                                   ------------
       Total Expenses .........................................       3,163,104
       Fees paid indirectly ...................................          (8,374)
                                                                   ------------
       Net Expenses ...........................................       3,154,730
                                                                   ------------
   Net Investment Income ......................................      15,997,035
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments and futures contracts .....       9,439,533
   Net realized gain on foreign exchange transactions .........         344,250
                                                                   ------------
     Net realized gain ........................................       9,783,783
                                                                   ------------
   Net change in unrealized appreciation (depreciation)
      on investments and futures contracts ....................       7,027,152
   Net change in unrealized appreciation (depreciation)
     on foreign currency translations .........................          18,736
                                                                   ------------
     Net change in unrealized appreciation (depreciation) .....       7,045,888
                                                                   ------------
       Net Realized and Unrealized Gain .......................      16,829,671
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations .......    $ 32,826,706
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                           9

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the years ended October 31,
                                                                                           -------------------------------------
                                                                                               2004                     2003
                                                                                           -------------           -------------
INCREASE IN NET ASSETS:
   Operations:
         Net investment income .....................................................       $  15,997,035           $  11,870,114
         Net realized gain on investments, foreign exchange
              transactions and futures contracts ...................................           9,783,783              15,595,849
         Net change in unrealized appreciation (depreciation)
              on investments, foreign currency translations and
              futures contracts ....................................................           7,045,888               3,488,235
                                                                                           -------------           -------------
         Net increase in net assets resulting from operations ......................          32,826,706              30,954,198
                                                                                           -------------           -------------
   Dividends and distributions declared:
         From net investment income:
         Class N ...................................................................         (12,942,147)             (9,832,232)
         Class I ...................................................................          (2,938,333)             (1,493,546)
         Class A ...................................................................            (400,599)                (19,929)
         From net realized gains:
         Class N ...................................................................         (14,739,654)             (6,613,243)
         Class I ...................................................................          (2,516,758)               (986,869)
         Class A ...................................................................            (278,920)                     --
                                                                                           -------------           -------------
             Total dividends and distributions declared ...........................          (33,816,411)             (18,945,819)
                                                                                           -------------           -------------
   Capital stock transactions:
         Net proceeds from sales of capital stock ..................................         212,016,986             307,963,709
         Net asset value of capital stock issued to
              shareholders for reinvestment of dividends
              and distributions ....................................................          26,290,393              15,127,688
         Net cost of capital stock redeemed ........................................        (207,932,158)           (165,911,798)
                                                                                           -------------           -------------
             Net increase in net assets resulting from capital
              stock transactions ...................................................          30,375,221             157,179,599
                                                                                           -------------           -------------
              Total increase in net assets .........................................          29,385,516             169,187,978
                                                                                           -------------           -------------
NET ASSETS:
   Beginning of year ...............................................................         438,905,501             269,717,523
                                                                                           -------------           -------------
   End of year (including undistributed net investment
         income of $390,397 and $330,099, respectively) ............................       $ 468,291,017           $ 438,905,501
                                                                                           =============           =============

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS(1)
For the year ended October 31, 2004

INCREASE (DECREASE) IN CASH --
Cash flows from operating activities:
Net increase in net assets from operations .................   $     32,826,706
Adjustments:
Purchase of portfolio investments ..........................    (16,116,764,036)
Sales of portfolio investments .............................     16,018,915,438
Decrease in interest receivable ............................            186,720
Decrease in receivable for investments sold ................         19,401,828
Decrease in receivable for capital stock sold ..............          2,029,881
Purchases of reverse repurchase agreements .................       (578,433,162)
Sales of reverse repurchase agreements .....................        630,113,683
Decrease in payable for investments purchased ..............        (22,035,846)
Decrease in payable for capital stock redeemed .............           (969,208)
Decrease in dividends payable ..............................           (319,137)
Increase in variation margin payable .......................             37,500
Increase in accrued expenses and other liabilities .........             82,198
Net appreciation of forward foreign exchange
  currency contracts .......................................            (47,155)
Net realized gain on investments and futures contracts .....         (9,439,533)
Net realized gain on foreign exchange transactions .........           (344,250)
Net change in unrealized appreciation (depreciation)
  on investments and foreign currency denominated
  assets and liabilities ...................................         (7,045,888)
Accretion of bond discount and amortization of bond premium           3,777,546
                                                               ----------------
Net decrease in cash from operating activities .............        (28,026,715)
                                                               ----------------
Financing Activities(2):
Proceeds from shares sold ..................................        212,016,986
Payment on shares redeemed .................................       (207,932,158)
Cash dividends paid ........................................         (8,331,074)
Bank overdrafts ............................................         32,290,288
                                                               ----------------
Net increase in cash from financing activities .............         28,044,042
                                                               ----------------
Effect of exchange rate on cash ............................            (17,327)
Net increase (decrease) in cash ............................                 --
Cash:
Beginning balance ..........................................                 --
                                                               ----------------
Ending balance .............................................   $             --
                                                               ================

----------
1     For a discussion of the Statement of Cash Flows, see Note G on page 17.

2 Non-cash financing activities not included herein consist of reinvestment of distributions of $26,290,393.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          11

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year

                                                                            For the years ended October 31,
                                                       ----------------------------------------------------------------------
                                                         2004          2003                  2002          2001         2000
                                                       --------      --------              --------       -------     -------
Net asset value, beginning of year .............         $11.32        $10.89                $10.50         $9.63       $9.26
                                                       --------      --------              --------       -------     -------
Income from investment operations:
   Net investment income .......................          0.38(1)        0.35(1)               0.37          0.51        0.60
   Net realized and unrealized gain ............           0.45          0.71                  0.52          0.87        0.37
                                                       --------      --------              --------       -------     -------
      Total income from investment operations ..           0.83          1.06                  0.89          1.38        0.97
                                                       --------      --------              --------       -------     -------
Less dividends and distributions:
   From net investment income ..................          (0.40)        (0.33)                (0.38)        (0.51)      (0.60)
   From net realized gains .....................          (0.43)        (0.30)                (0.12)           --          --
                                                       --------      --------              --------       -------     -------
      Total dividends and distributions ........          (0.83)        (0.63)                (0.50)        (0.51)      (0.60)
                                                       --------      --------              --------       -------     -------
Net asset value, end of year ...................         $11.32        $11.32                $10.89        $10.50       $9.63
                                                       ========      ========              ========       =======     =======
Total return ...................................           7.77%        10.05%                 8.77%        14.84%      10.83%
Ratios/Supplemental data:
   Net assets, end of year
      (000's omitted) ..........................       $372,718      $380,265              $229,106       $94,712     $31,740
   Expenses as a percentage of average
      net assets ...............................           0.72%(2)      0.67%(2),(3),(4)      0.65%(3)      0.65%(3)    0.65%(3)
   Ratio of net investment income to
      average net assets .......................           3.43%         3.43%                 3.88%         5.01%       6.25%
   Portfolio turnover rate .....................            553%          393%                  458%          325%        327%

----------
1     Calculated using average shares outstanding for the year.

2     The ratio of expenses to average net assets for the years ended October 31, 2004 and 2003 reflects fees reduced as a result of an expense offset  arrangement with the Fund's  custodian.  Had this arrangement not been in place, this ratio would have been
      0.72% and 0.67%, respectively.

3     Had the expense payment  agreement not been in place,  the ratio of expenses to average net assets would have been as follows:
                                                            n/a          0.72%                 0.80%         0.92%       1.19%

4     The expense payment agreement terminated on July 31, 2003.

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                                              For the period
                                                                                                              August 16, 2001
                                                                    For the years ended October 31,          (commencement of
                                                          -----------------------------------------------   operations) through
                                                            2004               2003                2002      October 31, 2001
                                                          -------             -------             -------    ----------------
Net asset value, beginning of period ..................    $11.34              $10.90              $10.50          $10.25
Income from investment operations:
   Net investment income ..............................     0.43(1)             0.38(1)              0.42            0.06
   Net realized and unrealized gain ...................      0.41                0.72                0.49            0.25
                                                          -------             -------             -------          ------
      Total income from investment
         operations ...................................      0.84                1.10                0.91            0.31
                                                          -------             -------             -------          ------
Less dividends and distributions:
   From net investment income .........................     (0.42)              (0.36)              (0.39)          (0.06)
   From net realized gains ............................     (0.43)              (0.30)              (0.12)             --
                                                          -------             -------             -------          ------
      Total dividends and distributions ...............     (0.85)              (0.66)              (0.51)          (0.06)
                                                          -------             -------             -------          ------
Net asset value, end of period ........................    $11.33              $11.34              $10.90          $10.50
                                                          =======             =======             =======          ======
Total return ..........................................      7.89%              10.27%               9.09%           3.08%
Ratios/Supplemental data:
   Net assets, end of period (000's omitted) ..........   $83,023             $54,527             $40,612          $3,200
                                                          -------             -------             -------          ------
   Expenses as a percentage of average
      net assets ......................................      0.47%(2)            0.42%(2),(3),(4)    0.40%(3)        0.40%(3),(5)
   Ratio of net investment income to
      average net assets ..............................      3.78%               3.16%               4.29%           2.10%(5)
   Portfolio turnover rate ............................       553%                393%                458%            325%

----------------
1     Calculated using average shares outstanding for the year.

2     The ratio of expenses to average net assets for the years ended October 31, 2004 and 2003 reflects fees reduced as a result of an expense offset  arrangement with the Fund's  custodian.  Had this arrangement not been in place, this ratio would have been
      0.47% and 0.42%, respectively.

3     Had the expense payment  agreement not been in place,  the ratio of expenses to average net assets would have been as follows:
                                                              n/a                0.47%               0.55%           0.67%(5)

4     The expense payment agreement terminated on July 31, 2003.

5     Annualized.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          13

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class A share outstanding throughout each period

                                                            For the period from
                                                               March 7, 2003
                                              For the        (commencement of
                                             year ended     operations) through
                                          October 31, 2004   October 31, 2003
                                          ----------------   ----------------
Net asset value, beginning of period ......    $11.35             $11.40
Income from investment operations:
   Net investment income1 .................      0.40               0.17
   Net realized and unrealized gain .......      0.39               0.02
                                              -------         ----------
       Total income from investment
         operations .......................      0.79               0.19
                                              -------         ----------
Less dividends and distributions:
   From net investment income .............     (0.37)             (0.24)
   From net realized gains ................     (0.43)                --
                                              -------         ----------
       Total dividends and distributions ..     (0.80)             (0.24)
                                              -------         ----------
Net asset value, end of period ............    $11.34             $11.35
                                              =======         ==========
Total return ..............................      7.40%              1.75%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted) ......................   $12,550             $4,114
   Expenses as a percentage
       of average net assets(2) ...........      1.02%              1.00%(3,4,5)
   Ratio of net investment income
       to average net assets ..............      3.51%              2.86%(5)
   Portfolio turnover rate ................       553%               393%(5)

----------
1     Calculated using average shares outstanding for the year.

2 The ratio of expenses to average net assets for the years ended October 31, 2004 and 2003 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 1.03% and 1.00%, respectively.

3 Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                                  n/a               1.02%(5)

4     The expense payment agreement terminated on July 31, 2003.

5     Annualized.

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

1. Organization and Significant Accounting Policies. BBH Inflation-Indexed Securities Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Fund's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities' (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest


FINANCIAL STATEMENT OCTOBER 31, 2004                                          15

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2004.

      C. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. At October 31, 2004, the Fund had no open forward foreign exchange contracts.

      F. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At October 31, 2004, the Fund had no open repurchase agreements.

      G. Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Information regarding reverse repurchase agreements is included in the Portfolio of Investments. Reverse repurchase agreements constitute debt. For the year ended October 31, 2004, the ratio of the Fund's average debt outstanding (including reverse repurchase agreements) to average net assets was 5.65%. In accordance with generally accepted accounting principles, a statement of cash flows has been presented.

      H. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Portfolio of Investments.

      I. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

      J.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital


FINANCIAL STATEMENT OCTOBER 31, 2004                                          17

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            gains,if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                    Net            Total                          Total
    Ordinary     long term        taxable       Tax return    distributions
     Income    capital gain    distributions    of capital        paid
  -----------  ------------    -------------    ----------    -------------
  $30,322,426   $3,493,985      $33,816,411         --         $33,816,411

          As   of   October   31,   2004   the   components   of   accumulated
          earnings/(deficit) on a tax basis were as follows:

                  Components of accumulated earnings/(deficit):
--------------------------------------------------------------------------------
                                                                        Total
Undistributed Undistributed              Accumulated    Unrealized   accumulated
   ordinary     long-term    Accumulated capital and   appreciation/  earning/
    income    capital gains   earnings   other losses (depreciation) (deficit)
 -----------  -------------  ----------- ------------ -------------  ----------
 $3,583,720    $4,941,902    $8,525,622      --        $15,315,318   $23,840,940

            Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2004, the Fund incurred $1,147,264 for advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2004, the Fund incurred $458,906 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2004, the Fund incurred $259,632 for custody and accounting services. These fees were reduced by $8,374 as a result of an expense offset arrangement with the Fund's custodian.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' and Class A shares' average daily net assets. For the year ended October 31, 2004, the Fund incurred $955,551 for shareholder servicing services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2004, the Fund paid $3,454 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2004, the Fund incurred $26,609 for these fees.

      Due to Bank. The Fund was overdrawn $32,648,741 on October 31, 2004. Under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts.

3. Distribution Plan. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets. For the year ended October 31, 2004, the Fund incurred $33,094 for distribution fees.

      For the year ended October 31, 2004, $17,208 in front-end sales loads from the sales of Class A shares were retained by Lincoln Financial Advisors Corp., an affiliated broker-dealer of the Fund.

4. Investment Transactions. For the year ended October 31, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $2,743,070,131 and $2,621,336,610, respectively.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund, 277,777,778 shares have been classified as Class I shares of the Fund and 277,777,778 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                   SHARES                                    AMOUNT
                                                       For the years ended October 31,          For the years ended October 31,
                                                     ----------------------------------        ----------------------------------
                                                           2004               2003                  2004                 2003
                                                     -------------        -------------        -------------        -------------
Class N
Capital stock sold .............................        13,519,928           25,280,753        $ 150,541,702        $ 282,523,122
Capital stock issued in connection
   with re-investment of dividends .............         2,119,354            1,237,128           23,222,551           13,633,884
Capital stock redeemed .........................       (16,289,933)         (13,957,291)        (179,833,150)        (154,952,555)
                                                     -------------        -------------        -------------        -------------
Net increase (decrease) ........................          (650,651)          12,560,590        $  (6,068,897)       $ 141,204,451
                                                     =============        =============        =============        =============


FINANCIAL STATEMENT OCTOBER 31, 2004                                          19

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

                                                                   SHARES                                    AMOUNT
                                                       For the years ended October 31,          For the years ended October 31,
                                                     ----------------------------------        ----------------------------------
                                                           2004               2003                  2004                 2003
                                                     -------------        -------------        -------------        -------------
Class I
Capital stock sold .............................        4,526,406            1,936,559          $ 50,306,177        $ 21,403,994
Capital stock issued in connection
   with re-investment of dividends .............          223,447              134,220             2,453,905           1,477,570
Capital stock redeemed .........................       (2,234,651)            (985,921)          (24,644,414)        (10,953,245)
                                                     ------------         ------------          ------------        ------------
Net increase ...................................        2,515,202            1,084,858          $ 28,115,668        $ 11,928,319
                                                     ============         ============          ============        ============


                                                                 SHARES                                   AMOUNT
                                                                      For the period from                       For the period from
                                                                         March 7, 2003                             March 7, 2003
                                                       For the         (commencement of          For the         (commencement of
                                                     year ended       operations) through       year ended      operations) through
                                                  October 31, 2004     October 31, 2003      October 31, 2004    October 31, 2003
                                                  ----------------     ----------------      ----------------    ----------------
Class A
Capital stock sold .............................          996,515              361,508          $ 11,169,107        $  4,036,593
Capital stock issued in connection
   with re-investment of
   dividends ...................................           55,845                1,439               613,937              16,234
Capital stock redeemed .........................         (308,129)                (537)           (3,454,594)             (5,998)
                                                     ------------         ------------          ------------        ------------
Net increase ...................................          744,231              362,410          $  8,328,450        $  4,046,829
                                                     ============         ============          ============        ============

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2004 (unaudited)

EXAMPLE

As a shareholder of BBH Inflation-Indexed Securities Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          21

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2004 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class N

                                                              Expenses Paid
                            Beginning          Ending         During Period
                          Account Value     Account Value    May 1, 2004 to
                           May 1, 2004    October 31, 2004  October 31, 2004(1)
                           -----------    ----------------  -------------------
Actual.................       $1,000           $1,068                4
Hypothetical(2)........       $1,000           $1,022                4

Class I

                                                              Expenses Paid
                            Beginning          Ending         During Period
                          Account Value     Account Value    May 1, 2004 to
                           May 1, 2004    October 31, 2004  October 31, 2004(1)
                           -----------    ----------------  -------------------
Actual.................       $1,000           $1,068                2
Hypothetical(2)........       $1,000           $1,023                2

Class A

                                                              Expenses Paid
                            Beginning          Ending         During Period
                          Account Value     Account Value    May 1, 2004 to
                           May 1, 2004    October 31, 2004  October 31, 2004(1)
                           -----------    ----------------  -------------------
Actual.................       $1,000           $1,066                5
Hypothetical(2)........       $1,000           $1,020                5

----------
1 Expenses are equal to the Fund's annualized expense ratio of 0.72%, 0.47% and 1.02% for Class N, I and A shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2     Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expense.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The Fund hereby designates $3,493,850 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

In January 2005, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2004. Shareholders should use the information on Form 1099 for their income tax returns.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          23

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH Inflation-Indexed Securities Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                                   Number of
                                                                                                   Funds/Portfolio    Other
                      Position(s)     Term of Office#                                              in Fund Complex    Trustee/
Name, Birth Date      Held with       and Length of    Principal Occupation(s)                     Overseen by        Directorships
and Address           Corporation     Time Served      During Past 5 Years                         Director^          Held
------------------------------------------------------------------------------------------------------------------------------------
Directors
Joseph V. Shields,    Chairman of     Since 1990       Managing Director, Chairman and Chief       11                 None
Jr.                   the Board                        Executive Officer of Shields & Company
Birth Date:           and Director                     (registered broker-dealer and member of
March 17, 1938                                         New York Stock Exchange); Chairman of
Shields & Company                                      Capital Management Associates, Inc.
140 Broadway                                           (registered investment adviser); Vice
New York, NY 10005                                     Chairman and Trustee of New York Racing
                                                       Association; Director of Flowers
                                                       Industries, Inc. (diversified food
                                                       company).

Eugene P. Beard       Director        Since 1993       Retired; Vice                               11                 Director
Birth Date:                                            Chairman-Finance/Operations and CFO of                         of Old
March 17, 1935                                         The Interpublic Group of Companies, Inc.                       Westbury
The Interpublic                                        (until December 1999); Special Advisor                         Funds (5);
Group of Companies,                                    to The Interpublic Group of Companies,                         Trustee of
Inc.                                                   Inc. (February 2000 to December 2003).                         Sandhill
372 Danbury Road                                                                                                      Investment
2nd Floor                                                                                                             Fund II.
Wilton, CT 06897

Richard L. Carpenter  Director        Since 1999       Retired.                                    11                 None
Birth Date:
March 17, 1933
10820 North
La Quinta Drive
Tucson, AZ 85737

David P. Feldman      Director        Since 1990       Director of Jeffrey Co. (1992 to            11                 Director of
Birth Date:                                            present); Director of QMED (1999 to                            Dreyfus
November 16, 1939                                      present).                                                      Mutual Funds
3 Tall Oaks Drive                                                                                                     (59 Funds).
Warren, NJ 07059

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                   Number of
                                                                                                   Funds/Portfolio    Other
                      Position(s)     Term of Office#                                              in Fund Complex    Trustee/
Name, Birth Date      Held with       and Length of    Principal Occupation(s)                     Overseen by        Directorships
and Address           Corporation     Time Served      During Past 5 Years                         Director^          Held
------------------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory        Director        Since 1999      Retired; Director of Brown Brothers          11                 None
Birth Date:                                           Harriman Ltd. (subsidiary of Brown
July 31, 1932                                         Brothers Harriman & Co.) (until December
Greenway Farm,                                        2001); Advisor to RAF Central Fund
Tockenham, Swindon,                                   (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy          Director        Since 1993       Private Investor.                           11                 None
Birth Date:
April 17, 1939
4111 Clear
Valley Drive
Encino, CA 91436

Arthur D.             Director        Since 1992       Retired; Trustee, R.K. Mellon Family        11                 None
Miltenberger                                           Trusts (1981-June 2003); General
Birth Date:                                            Partner, Mellon Family Investment
November 8, 1938                                       Company IV, V and VI (1983-2002);
503 Darlington Road                                    Director of Aerostructures Corporation
Ligonier, PA 15658                                     (aircraft manufacturer) (1996-July
                                                       2003).

Officers

John A. Nielsen       President,      Since 2004       President of the Corporation, BBH Trust,    N/A                N/A
Birth Date:           Principal                        BBH Prime Institutional Money Market
July 15, 1943         Executive                        Fund, Inc., BBH Common Settlement Fund
140 Broadway          Officer                          II, Inc. and BBH U.S. Money Market
New York, NY 10005                                     Portfolio (since January 2004); He
                                                       joined Brown Brothers Harriman & Co.
                                                       ("BBH & Co.") in 1968 and has been a
                                                       Partner of the firm since 1987.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          25

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                   Number of
                                                                                                   Funds/Portfolio    Other
                      Position(s)     Term of Office#                                              in Fund Complex    Trustee/
Name, Birth Date      Held with       and Length of    Principal Occupation(s)                     Overseen by        Directorships
and Address           Corporation     Time Served      During Past 5 Years                         Director^          Held
------------------------------------------------------------------------------------------------------------------------------------
Nancy D. Osborn       Assistant Vice  Since 2004       Assistant Vice President, Treasurer,        N/A                N/A
Birth Date:           President,                       Principal Accounting Officer and
May 4, 1966           Treasurer,                       Principal Financial Officer of the
140 Broadway          Principal                        Corporation, BBH Trust, BBH Prime
New York, NY 10005    Accounting                       Institutional Money Market Fund, Inc.,
                      Officer and                      BBH Common Settlement Fund II, Inc. and
                      Principal                        BBH U.S. Money Market Portfolio;
                      Financial                        Assistant Vice President (since April
                      Officer                          2003) and Associate (April 1996-March
                                                       2003) of BBH & Co.

Gail C. Jones         Secretary       Since 2002       Secretary of the Corporation, BBH Trust,    N/A                N/A
Birth Date:                                            BBH Prime Institutional Money Market
October 26, 1953                                       Fund, Inc., BBH Common Settlement Fund
1001 Liberty Avenue                                    II, Inc. and BBH U.S. Money Market
Pittsburgh, PA                                         Portfolio (since August 2002); Counsel,
15222-3779                                             ReedSmith, LLP (since October 2002);
                                                       Corporate Counsel (January
                                                       1997-September 2002) and Vice President
                                                       (January 1999-September 2002) of
                                                       Federated Services Company.

Peter J. Germain      Vice President  Since 2002       Vice President of the Corporation, BBH      N/A                N/A
Birth Date:                                            Trust, BBH Prime Institutional Money
September 3, 1959                                      Market Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                    Fund II, Inc. and BBH U.S. Money Market
Pittsburgh, PA                                         Portfolio (since August 2002); Senior
15222-3779                                             Vice President (since November 1997) of
                                                       Federated Services Company.

Judith J. Mackin      Vice President  Since 2002       Vice President of the Corporation, BBH      N/A                N/A
Birth Date:                                            Trust, BBH Prime Institutional Money
May 30, 1960                                           Market Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                    Fund II, Inc. and BBH U.S. Money Market
Pittsburgh, PA                                         Portfolio (since August 2002); Vice
15222-3779                                             President (since November 1997) of
                                                       Federated Services Company.

DIRECTORS AND OFFICERS OF BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
(unaudited)

                                                                                                   Number of
                                                                                                   Funds/Portfolio    Other
                      Position(s)     Term of Office#                                              in Fund Complex    Trustee/
Name, Birth Date      Held with       and Length of    Principal Occupation(s)                     Overseen by        Directorships
and Address           Corporation     Time Served      During Past 5 Years                         Director^          Held
------------------------------------------------------------------------------------------------------------------------------------
Victor R. Siclari     Assistant       Since 2002       Assistant Secretary of the Corporation,     N/A                N/A
Birth Date:           Secretary                        BBH Trust, BBH Prime Institutional Money
November 17, 1961                                      Market Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                    Fund II, Inc. and BBH U.S. Money Market
Pittsburgh, PA                                         Portfolio (since August 2002); Partner,
15222-3779                                             ReedSmith, LLP (since October 2002);
                                                       Vice President (March 1996-September
                                                       2002) and Senior Corporate Counsel (July
                                                       1998-September 2002) of Federated
                                                       Investors, Inc.

John C. Smith         Assistant       Since 2002       Assistant Treasurer of the Corporation,     N/A                N/A
Birth Date:           Secretary                        BBH Trust, BBH Prime Institutional Money
August 2, 1965                                         Market Fund, Inc., BBH Common Settlement
50 Milk Street                                         Fund II, Inc. and BBH U.S. Money Market
Boston, MA 02109                                       Portfolio (since August 2002); Assistant
                                                       Vice President (since September 2001),
                                                       Associate (September 2000-August 2001)
                                                       and Senior Analyst (June 1999-August
                                                       2000) of BBH & Co.

Gregory V. Lomakin    Assistant       Since 2002       Assistant Treasurer of the Corporation,     N/A                N/A
Birth Date:           Treasurer                        BBH Trust, BBH Prime Institutional Money
February 23, 1965                                      Market Fund, Inc., BBH Common Settlement
50 Milk Street                                         Fund II, Inc. and BBH U.S. Money Market
Boston, MA 02109                                       Portfolio (since August 2002); Vice
                                                       President (since April 2003), Assistant
                                                       Vice President (April 2001-March 2003),
                                                       and Associate (May 1992-March 2001) of
                                                       BBH & Co.

----------
# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of the Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement II Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. The Trust has four series, and BBH Fund, Inc. has four series.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          27

Investment Adviser and Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN


                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                                  Annual Report
                                OCTOBER 31, 2004
--------------------------------------------------------------------------------

                         BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

In January of 2004, management of the Fund was changed from a core approach to one that combined separate value and growth strategies. The Fund hired Mondrian Investment Partners Limited (formerly Delaware International Advisers, Ltd.) and Walter Scott & Partners Limited to manage the Value and Growth segments of the portfolio, respectively.

During the twelve month reporting period ended October 31, 2004, the Fund returned 19.29%(1) net of fees for Class N Shares, while Class I Shares returned 19.54%(1) verses 18.84% for the MSCI Europe, Australasia and Far East Index (the "EAFE")(2) for total out-performance of 0.45% and 0.70% respectively. Developed non-U.S. markets handily outperformed the U.S. market over the 12 month reporting period.

Dollar denominated returns were buoyed by the rising value of non-U.S. currencies relative to the U.S. Dollar. Depreciation of the Dollar added over 6% to market returns in the last two months of 2003 while adding just over 8% for the entire 12 month reporting period. The Pacific markets returned 12% while Europe delivered returns of approximately 22% for an out-performance of 10% over the 12 month reporting period. This differential was concentrated in the early months with Europe delivering over 8% out-performance in the first two months of the reporting period.(3)

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2) The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MCSI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

(3)   International  investing involves special risks including:  currency risk,
      increased   volatility  of  foreign   securities,   political  risks,  and
      differences in auditing and other financial standards.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

           Growth of $10,000 Invested in BBH International Equity Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from April 1, 1995 to October 31, 2004 as compared to the EAFE.

--------------------------------------------------
Total Return for the Period Ended October 31, 2004
--------------------------------------------------
                                         Since
                                       inception
             One year   Five Years    (Annualized)
--------------------------------------------------
Class N      19.29%(2)   (2.02%)(2)      3.99%(2)
Class I      19.54%      (1.62%)         4.30%
--------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                   07/31/99          2.86%         2.97%
                   08/31/99          0.08%         0.37%
                   09/30/99          1.19%         1.01%
                   10/31/99          2.35%         3.75%
                   11/30/99          6.21%         3.47%
                   12/31/99         14.75%         8.98%
                   01/31/00         -4.81%        -6.35%
                   02/29/00          4.22%         2.69%
                   03/31/00          3.12%         3.88%
                   04/30/00         -4.64%        -5.26%
                   05/31/00         -2.43%        -2.44%
                   06/30/00          4.71%         3.91%
                   07/31/00         -4.96%        -4.19%
                   08/31/00          0.42%         0.87%
                   09/30/00         -4.50%        -4.87%
                   10/31/00         -3.63%        -2.36%
                   11/30/00         -3.99%        -3.75%
                   12/31/00          2.65%         3.55%
                   01/31/01         -0.54%        -0.05%
                   02/28/01         -8.00%        -7.50%
                   03/31/01         -6.67%        -6.67%
                   04/30/01          7.33%         6.95%
                   05/31/01         -3.63%        -3.53%
                   06/30/01         -3.76%        -4.09%
                   07/31/01         -3.73%        -1.82%
                   08/31/01         -3.49%        -2.53%
                   09/30/01        -12.33%       -10.13%
                   10/31/01          4.13%         2.56%
                   11/30/01          3.54%         3.69%
                   12/31/01          0.52%         0.59%
                   01/31/02         -5.56%        -5.31%
                   02/28/02          0.22%         0.70%
                   03/31/02          4.35%         5.41%
                   04/30/02          0.42%         0.66%
                   05/31/02          0.73%         1.27%
                   06/30/02         -2.99%        -3.98%
                   07/31/02         -9.14%        -9.87%
                   08/31/02         -0.35%        -0.23%
                   09/30/02        -10.33%       -10.74%
                   10/31/02          5.10%         5.37%
                   11/30/02          3.74%         4.54%
                   12/31/02         -3.84%        -3.36%
                   01/31/03         -4.00%        -4.17%
                   02/28/03         -2.08%        -2.29%
                   03/31/03         -1.33%        -1.96%
                   04/30/03          6.33%         9.80%
                   05/31/03          4.81%         6.06%
                   06/30/03          1.09%         2.42%
                   07/31/03          2.27%         2.42%
                   08/31/03          1.05%         2.41%
                   09/30/03          1.50%         3.08%
                   10/31/03          5.69%         6.23%
                   11/30/03          2.26%         2.22%
                   12/31/03          7.18%         7.81%
                   01/31/04          2.28%         1.41%
                   02/29/04          2.04%         2.31%
                   03/31/04          1.71%         0.56%
                   04/30/04         -2.99%        -2.26%
                   05/31/04         -0.10%         0.34%
                   06/30/04          2.70%         2.19%
                   07/31/04         -1.32%        -3.25%
                   08/31/04         -0.19%         0.44%
                   09/30/04          1.62%         2.61%
                   10/31/04          3.00%         3.41%
                   11/30/04          4.92%         6.64%

Performance quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

(2) The BBH International Equity Fund commenced operations on June 6, 1997. Performance prior to June 6, 1997 is that of the BBH International Equity Portfolio. Adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from June 6, 1997 (commencement of operations) to October 31, 2004 was 2.39%.

FINANCIAL STATEMENT OCTOBER 31, 2004                                           3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of BBH International Equity Fund

We have audited the accompanying statement of assets and liabilities of BBH International Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies where not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2004 (unaudited)

COUNTRY DIVERSIFICATION
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Australia..........................................   $ 20,036,316        8.4%
Belgium............................................      4,216,777        1.8
Denmark............................................      3,228,089        1.4
Finland............................................      2,774,655        1.1
France.............................................     19,842,589        8.3
Germany............................................      9,607,565        4.0
Hong Kong..........................................     18,433,585        7.7
Italy..............................................      3,884,761        1.6
Japan .............................................     71,378,206       29.9
Netherlands........................................     10,744,877        4.5
New Zealand........................................      2,645,908        1.1
Singapore..........................................      1,600,841        0.7
South Africa.......................................      1,888,521        0.8
South Korea........................................      1,862,209        0.8
Spain..............................................     11,683,738        4.9
Sweden.............................................      2,792,703        1.2
Switzerland........................................      2,150,488        0.9
Taiwan.............................................         37,700        0.0
United Kingdom.....................................     41,108,227       17.2
Short-Term Investments.............................     11,754,215        4.9
Liabilities in Excess of Other Assets..............     (2,909,273)      (1.2)
                                                      ------------      -----
NET ASSETS.........................................   $238,762,697      100.0%
                                                      ============      =====

All data as of October 31, 2004. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

FINANCIAL STATEMENT OCTOBER 31, 2004                                           5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION (continued)
October 31, 2004 (unaudited)

SECTOR DIVERSIFICATION
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Consumer Discretionary.............................   $ 30,115,269       12.6%
Consumer Staples...................................     23,013,121        9.6
Diversified Operations.............................      7,151,714        3.0
Energy.............................................     27,587,098       11.6
Finance............................................     41,284,073       17.3
Health Care........................................     22,469,433        9.4
Industrials........................................     19,451,144        8.2
Materials..........................................     11,802,025        4.9
Media .............................................      4,297,493        1.8
Technology.........................................      7,886,504        3.3
Telecommunications.................................     16,028,101        6.7
Utilities..........................................     18,831,780        7.9
Short-Term Investments.............................     11,754,215        4.9
Liabilities in Excess of Other Assets..............     (2,909,273)      (1.2)
                                                      ------------      -----
NET ASSETS.........................................   $238,762,697      100.0%
                                                      ============      =====

All data as of October 31, 2004. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2004

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (96.3%)
              AUSTRALIA (8.4%)
              CONSUMER DISCRETIONARY
    301,223   Coles Myer, Ltd....................................  $  2,145,911
                                                                   ------------
              CONSUMER STAPLES
    838,614   Foster's Group, Ltd................................     3,162,487
                                                                   ------------
              DIVERSIFIED OPERATIONS
      5,821   Wesfarmers, Ltd....................................       151,052
                                                                   ------------
              ENERGY
    326,000   Woodside Petroleum, Ltd............................     4,739,787
                                                                   ------------
              FINANCE
    310,000   Lend Lease Corp., Ltd.(1)..........................     2,671,423
    147,419   National Australia Bank, Ltd.......................     3,112,107
                                                                   ------------
                                                                      5,783,530
                                                                   ------------
              INDUSTRIALS
    356,769   Amcor, Ltd.(1).....................................     2,032,764
                                                                   ------------
              TELECOMMUNICATIONS
    579,466   Telstra Corp.......................................     2,020,785
                                                                   ------------
              Total Australia....................................    20,036,316
                                                                   ------------

              BELGIUM (1.8%)
              FINANCE
    107,237   Fortis(1)..........................................     2,727,707
                                                                   ------------
              UTILITIES
      3,986   Electrabel SA......................................     1,489,070
                                                                   ------------
              Total Belgium......................................     4,216,777
                                                                   ------------

              DENMARK (1.4%)
              HEALTH CARE
     65,000   Novo Nordisk A/S...................................     3,228,089
                                                                   ------------
              Total Denmark......................................     3,228,089
                                                                   ------------

              FINLAND (1.1%)
              MATERIALS
     74,100   UPM-Kymmene Oyj....................................     1,464,401
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2004                                           7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              FINLAND (continued)
              TELECOMMUNICATIONS
     85,000   Nokia Oyj..........................................  $  1,310,254
                                                                   ------------
              Total Finland......................................     2,774,655
                                                                   ------------

              FRANCE (8.3%)
              CONSUMER STAPLES
     47,500   Carrefour SA.......................................     2,079,111
     30,000   L'Oreal SA.........................................     2,044,462
                                                                   ------------
                                                                      4,123,573
                                                                   ------------
              DIVERSIFIED OPERATIONS
     29,500   LVMH Moet Hennessy Louis Vuitton SA................     2,019,791
                                                                   ------------
              ENERGY
     29,656   Total SA...........................................     6,163,258
                                                                   ------------
              FINANCE
     28,754   Societe Generale...................................     2,665,280
                                                                   ------------
              INDUSTRIALS
     45,448   Compagnie de Saint-Gobain(1).......................     2,494,584
                                                                   ------------
              MEDIA
     79,000   Societe Television Francaise(1)....................     2,376,103
                                                                   ------------
              Total France.......................................    19,842,589
                                                                   ------------

              GERMANY (4.0%)
              FINANCE
     81,670   Bayer Hypo-und Vereinsbank AG(2)...................     1,599,425
                                                                   ------------
              HEALTH CARE
     40,000   Altana AG..........................................     2,029,800
                                                                   ------------
              MATERIALS
     83,689   Bayer AG...........................................     2,374,152
                                                                   ------------
              UTILITIES
     68,116   RWE AG.............................................     3,604,188
                                                                   ------------
              Total Germany......................................     9,607,565
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              HONG KONG (7.7%)
              CONSUMER STAPLES
          1   Creative Foods, Ltd.(3,4)..........................  $          0
                                                                   ------------
              DIVERSIFIED OPERATIONS
    320,000   Hutchison Whampoa, Ltd.............................     2,466,757
     55,200   Jardine Matheson Holdings, Ltd.....................       816,960
    514,000   Wharf Holdings, Ltd................................     1,697,154
                                                                   ------------
                                                                      4,980,871
                                                                   ------------
              ENERGY
  5,600,000   CNOOC, LTD.........................................     2,895,869
                                                                   ------------
              TELECOMMUNICATIONS
    700,000   China Mobile (Hong Kong), Ltd......................     2,028,008
                                                                   ------------
              UTILITIES
    520,000   CLP Holdings, Ltd..................................     2,986,317
  1,950,000   Hong Kong & China Gas Co...........................     3,757,950
    398,000   Hong Kong Electric Holdings, Ltd...................     1,784,570
                                                                   ------------
                                                                      8,528,837
                                                                   ------------
              Total Hong Kong....................................    18,433,585
                                                                   ------------

              ITALY (1.6%)
              FINANCE
    949,181   Banca Intesa SpA...................................     3,884,761
                                                                   ------------
              Total Italy........................................     3,884,761
                                                                   ------------

              JAPAN (29.9%)
              CONSUMER DISCRETIONARY
    115,000   Denso Corp.........................................     2,754,881
     58,000   Honda Motor Co., Ltd...............................     2,800,717
    138,000   Matsushita Electric Industrial Co., Ltd............     2,000,434
     58,000   Sony Corp..........................................     2,018,485
     62,600   Toyota Motor Corp..................................     2,438,348
                                                                   ------------
                                                                     12,012,865
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2004                                           9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

  Shares                                                               Value
-----------                                                        ------------


              COMMON STOCKS (continued)
              JAPAN (continued)
              CONSUMER STAPLES
     18,000   Hoya Corp..........................................  $  1,847,024
     51,000   Ito En, Ltd........................................     2,303,971
    110,000   Kao Corp...........................................     2,536,546
                                                                   ------------
                                                                      6,687,541
                                                                   ------------
              FINANCE
        290   Millea Holdings, Inc...............................     3,829,105
    245,000   Mitsubishi Estate Co., Ltd.........................     2,585,636
        275   Mitsubishi Tokyo Financial Group, Inc..............     2,334,245
    318,000   Nikko Cordial Corp.................................     1,421,598
                                                                   ------------
                                                                     10,170,584
                                                                   ------------
              HEALTH CARE
    134,000   Eisai Co., Ltd.....................................     3,854,569
    108,000   Fujisawa Pharmaceutical Co.........................     2,821,466
    137,200   Takeda Pharmaceutical Co., Ltd.....................     6,625,144
                                                                   ------------
                                                                     13,301,179
                                                                   ------------
              INDUSTRIALS
     40,000   Fanuc, Ltd.........................................     2,414,411
     18,000   Hirose Electric Co., Ltd...........................     1,784,212
    266,000   Hitachi, Ltd.......................................     1,673,319
     12,500   Keyence Corp.......................................     2,815,241
     73,100   Murata Manufacturing Co., Ltd......................     3,481,609
     45,000   Secom Co., Ltd.....................................     1,633,972
        281   West Japan Railway Co..............................     1,121,032
                                                                   ------------
                                                                     14,923,796
                                                                   ------------
              MATERIALS
     62,500   Shin-Etsu Chemical Co., Ltd........................     2,375,507
                                                                   ------------
              TECHNOLOGY
    116,200   Canon, Inc.........................................     5,731,642
     21,000   Rohm Co., Ltd......................................     2,154,862
                                                                   ------------
                                                                      7,886,504
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              JAPAN (continued)
              TELECOMMUNICATIONS
         82   KDDI Corp..........................................  $    394,417
        445   Nippon Telegraph & Telephone Corp..................     1,888,616
        985   NTT DoCoMo, Inc....................................     1,737,197
                                                                   ------------
                                                                      4,020,230
                                                                   ------------
              Total Japan........................................    71,378,206
                                                                   ------------

              NETHERLANDS (4.5%)
              CONSUMER STAPLES
     82,000   Heineken Holdings NV...............................     2,301,145
                                                                   ------------
              ENERGY
     59,454   Royal Dutch Petroleum Co...........................     3,228,486
                                                                   ------------
              FINANCE
    124,502   ING Groep NV.......................................     3,293,856
                                                                   ------------
              MEDIA
    146,308   Reed Elsevier NV...................................     1,921,390
                                                                   ------------
              Total Netherlands..................................    10,744,877
                                                                   ------------

              NEW ZEALAND (1.1%)
              TELECOMMUNICATIONS
    670,855   Telecom Corp. of New Zealand, Ltd..................     2,645,908
                                                                   ------------
              Total New Zealand..................................     2,645,908
                                                                   ------------

              SINGAPORE (0.7%)
              FINANCE
    193,000   Oversea-Chinese Banking Corp., Ltd.................     1,600,841
                                                                   ------------
              Total Singapore....................................     1,600,841
                                                                   ------------

              SOUTH AFRICA (0.8%)
              ENERGY
     95,340   Sasol, Ltd.........................................     1,888,521
                                                                   ------------
              Total South Africa.................................     1,888,521
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2004                                          11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              SOUTH KOREA (0.8%)
              MATERIALS
     49,805   Pohang Iron & Steel Co., Ltd. (POSCO) ADR..........  $  1,862,209
                                                                   ------------
              Total South Korea..................................     1,862,209
                                                                   ------------

              SPAIN (4.9%)
              CONSUMER DISCRETIONARY
    100,000   Industria de Diseno Textil SA (Inditex)............     2,539,800
                                                                   ------------
              FINANCE
    232,449   Banco Santander Central Hispano SA(1)..............     2,593,259
                                                                   ------------
              TELECOMMUNICATIONS
    240,338   Telefonica SA......................................     3,965,216
                                                                   ------------
              UTILITIES
    118,171   Iberdrola SA.......................................     2,585,463
                                                                   ------------
              Total Spain........................................    11,683,738
                                                                   ------------

              SWEDEN (1.2%)
              CONSUMER DISCRETIONARY
     96,000   Hennes & Mauritz AB (B shares).....................     2,792,703
                                                                   ------------
              Total Sweden.......................................     2,792,703
                                                                   ------------

              SWITZERLAND (0.9%)
              CONSUMER STAPLES
      9,100   Nestle SA Registered...............................     2,150,488
                                                                   ------------
              Total Switzerland..................................     2,150,488
                                                                   ------------

              TAIWAN (0.0%)
              TELECOMMUNICATIONS
      2,000   Chunghwa Telecom Co., Ltd. ADR(1)..................        37,700
                                                                   ------------
              Total Taiwan.......................................        37,700
                                                                   ------------

              UNITED KINGDOM (17.2%)
              CONSUMER DISCRETIONARY
    256,578   Boots Group, Plc...................................     3,098,084
    304,481   GKN, Plc...........................................     1,194,302

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

  Shares                                                               Value
-----------                                                        ------------
              COMMON STOCKS (continued)
              UNITED KINGDOM (continued)
              CONSUMER DISCRETIONARY (continued)
     66,039   GUS, Plc...........................................  $  1,079,757
    178,148   InterContinental Hotels Group, Plc.................     2,178,858
    410,000   Kingfisher, Plc....................................     2,274,040
    152,900   Mitchells & Butlers, Plc...........................       798,949
                                                                   ------------
                                                                     10,623,990
                                                                   ------------
              CONSUMER STAPLES
    348,480   Brambles Industries, Plc...........................     1,681,828
    106,000   Reckitt Benckiser, Plc.............................     2,906,059
                                                                   ------------
                                                                      4,587,887
                                                                   ------------
              ENERGY
    929,406   BG Group, Plc......................................     6,054,548
    270,316   BP, Plc............................................     2,616,629
                                                                   ------------
                                                                      8,671,177
                                                                   ------------
              FINANCE
    116,413   Aviva, Plc.........................................     1,164,249
    208,916   HBOS, Plc..........................................     2,796,694
    379,803   Lloyds TSB Group, Plc..............................     3,003,887
                                                                   ------------
                                                                      6,964,830
                                                                   ------------
              HEALTH CARE
    185,783   GlaxoSmithKline, Plc...............................     3,910,365
                                                                   ------------
              MATERIALS
     96,222   BOC Group, Plc.....................................     1,548,538
     83,319   Rio Tinto, Plc.....................................     2,177,218
                                                                   ------------
                                                                      3,725,756
                                                                   ------------
              UTILITIES
    594,000   Centrica, Plc......................................     2,624,222
                                                                   ------------
              Total United Kingdom...............................    41,108,227
                                                                   ------------
              TOTAL COMMON STOCKS (Identified cost
                $210,121,795)....................................   229,917,755
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2004                                          13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

 Principal
  Amount                                                              Value
-----------                                                        ------------
              SHORT-TERM INVESTMENTS (4.9%)
$10,454,215   Brown Brothers Investment Trust Securities
                Lending Fund.....................................  $ 10,454,215
  1,300,000   Deutsche Bank AG Time Deposit 1.820%, 11/01/04.....     1,300,000
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENT (Identified
                cost $11,754,215)................................    11,754,215
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $221,876,010)(5)....... 101.2%  $241,671,970
LIABILITIES IN EXCESS OF OTHER ASSETS.....................  (1.2)    (2,909,273)
                                                           -----   ------------
NET ASSETS................................................ 100.0%  $238,762,697
                                                           =====   ============

----------
(1)   Security, or a portion thereof, on loan.

(2)   Non-income producing security.

(3) Restricted security - Total market value of the restricted security owned at October 31, 2004 was $0, or 0.0% of net assets. Acquired on October 29, 2004 at a cost of $0.01.

(4)   Illiquid security.

(5) The aggregate cost for federal income tax purposes is $223,317,269, the aggregate gross unrealized appreciation is $25,758,079, and the aggregate gross unrealized depreciation is $7,403,378, resulting in net unrealized appreciation of $18,354,701.

A summary of obligations under open forward foreign currency exchange contracts outstanding at October 31, 2004 is as follows:

                                                                  Unrealized
                                Contracts                        Appreciation
              Currency         to Deliver      Delivery Date    (Depreciation)
              --------         ----------      -------------    --------------
            British Pound       6,305,000        11/01/04         $(168,974)
            British Pound       6,580,000        01/31/05             1,985
                                                                  ---------
                                                                  $(166,989)
                                                                  =========

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS:
   Investments in securities, at value (identified
     cost $221,876,010)..........................................  $241,671,970
   Cash..........................................................     3,339,698
   Receivables for:
     Capital stock sold..........................................     4,533,218
     Dividends...................................................       855,431
     Investments sold............................................       188,051
                                                                   ------------
       Total Assets..............................................   250,588,368
                                                                   ============

LIABILITIES:
   Payable upon return of securities loaned......................    10,454,215
   Payables for:
     Capital stock redeemed......................................       678,321
     Investments purchased.......................................       207,068
     Forward foreign exchange currency contracts.................       166,989
     Investment advisory fees....................................       123,210
     Custody and accounting fees.................................        55,954
     Professional fees...........................................        48,318
     Shareholder servicing fees..................................        41,620
     Administrative fees.........................................        28,433
     Board of Directors' fees....................................         3,196
     Accrued expenses and other liabilities......................        18,347
                                                                   ------------
       Total Liabilities.........................................    11,825,671
                                                                   ------------

NET ASSETS.......................................................  $238,762,697
                                                                   ============

Net Assets Consist of:
   Paid-in capital...............................................  $229,746,176
   Undistributed net investment income...........................     2,014,807
   Accumulated net realized loss on investments and
     foreign exchange transactions...............................   (12,654,895)
   Net unrealized appreciation on investments and
     foreign currency translations...............................    19,656,609
                                                                   ------------
Net Assets.......................................................  $238,762,697
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE CLASS N SHARES
   ($211,297,432 / 19,276,822 shares outstanding)................        $10.96
                                                                         ======
CLASS I SHARES
   ($27,465,265 / 2,501,938 shares outstanding)..................        $10.98
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2004                                          15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2004

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of withholding
       taxes of $517,943).........................................  $ 5,291,062
     Securities lending income....................................       94,144
     Interest and other income....................................       32,152
                                                                    -----------
       Total Income...............................................    5,417,358
                                                                    -----------
   Expenses:
     Investment advisory fees.....................................    1,367,774
     Shareholder servicing fees...................................      388,882
     Custody and accounting fees..................................      317,054
     Administrative fees..........................................      315,640
     Professional fees............................................       97,277
     Board of Directors' fees.....................................       12,086
     Miscellaneous expenses.......................................      105,758
                                                                    -----------
       Total Expenses.............................................    2,604,471
                                                                    -----------
   Net Investment Income..........................................    2,812,887
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments...............................   29,889,833
   Net realized loss on foreign exchange transactions.............     (873,951)
                                                                    -----------
     Net realized gain on investments and foreign
       exchange transactions......................................   29,015,882
   Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations...........      287,305
                                                                    -----------
     Net Realized and Unrealized Gain.............................   29,303,187
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations...........  $32,116,074
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the years ended October 31,
                                                 -------------------------------
                                                     2004              2003
                                                 ------------      -------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income...................    $  2,812,887      $  1,572,091
     Net realized gain (loss) on
       investments and foreign
       exchange transactions.................      29,015,882       (12,770,217)
     Net change in unrealized
       appreciation (depreciation)
       on investments and foreign
       currency translations.................         287,305        35,926,130
                                                 ------------      ------------
     Net increase in net assets
       resulting from operations.............      32,116,074        24,728,004
                                                 ------------      ------------
   Dividends and distributions declared:
     From net investment income:
     Class N.................................        (983,931)         (233,447)
     Class I.................................        (758,059)          (68,567)
                                                 ------------      ------------
       Total dividends and distributions
         declared............................      (1,741,990)         (302,014)
                                                 ------------      ------------
   Capital stock transactions:
     Net proceeds from sales of
       capital stock.........................     110,374,200        89,056,044
     Net asset value of capital
       stock issued to shareholders
       for reinvestment of dividends
       and distributions.....................         760,129            81,368
     Net cost of capital stock redeemed......     (72,121,422)      (70,351,836)
     Net assets received in
       conjunction with merger
       agreement.............................      12,573,854                --
                                                 ------------      ------------
       Net increase in net assets
         resulting from capital
         stock transactions..................      51,586,761        18,785,576
                                                 ------------      ------------
       Total increase in net assets..........      81,960,845        43,211,566

NET ASSETS:
   Beginning of year.........................     156,801,852       113,590,286
                                                 ------------      ------------
   End of year (including
     undistributed net investment
     income of $2,014,807 and
     $1,358,297, respectively)...............    $238,762,697      $156,801,852
                                                 ============      ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2004                                          17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

                                                        For the years ended October 31,
                                         ------------------------------------------------------------------
                                           2004           2003          2002          2001           2000
                                         --------       -------       -------       --------       --------
Net asset value, beginning of year....      9.28          $8.03         $9.34         $13.29         $13.04
                                         --------       -------       -------       --------       --------
Income from investment operations:
  Net investment income (loss)........      0.14(1)        0.08(1)       0.03(1)        0.13          (0.03)(1)
  Net realized and unrealized
    gain (loss).......................      1.64           1.19         (1.34)         (3.92)          0.93
                                         --------       -------       -------       --------       --------
    Total income (loss) from
      investment operations...........      1.78           1.27         (1.31)         (3.79)          0.90
                                         --------       -------       -------       --------       --------
Less dividends and distributions:
  From net investment income..........     (0.10)         (0.02)           --          (0.08)            --
  In excess of net investment
    income............................        --             --            --             --          (0.32)
  From net realized gains.............        --             --            --          (0.08)         (0.33)
                                         --------       -------       -------       --------       --------
    Total dividends and
      distributions...................     (0.10)         (0.02)           --          (0.16)         (0.65)
                                         --------       -------       -------       --------       --------
Net asset value, end of year..........    $10.96          $9.28         $8.03          $9.34         $13.29
                                         ========       =======       =======       ========       ========
Total return..........................     19.29%         15.87%       (14.03)%       (28.94)%         6.71%
Ratios/Supplemental data:
  Net assets, end of year
    (000's omitted)...................   $211,297       $98,376       $97,868       $113,353       $115,739
  Ratio of expenses to average
    net assets........................       1.30%         1.28%         1.35%(2)       1.24%(2)       1.37%
  Ratio of net investment income
    (loss) to average net assets......       1.34%         0.98%         0.34%          0.18%         (0.24)%
  Portfolio turnover rate.............         81%           74%           36%(3)         21%(3)         37%(3)

----------
(1)   Calculated using average shares outstanding for the year.

(2) Includes the Fund's share of expenses paid by the Portfolio and excludes the impact of the Portfolio's expense offset arrangement. Including the Fund's share of the expense offset arrangement reduces the Fund's ratio to average net assets to 1.34% and 1.15% for the years ended October 31, 2002 and October 31, 2001, respectively.

(3) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                  For the period from
                                                                                   October 30, 2002
                                                 For the years ended October 31,   (commencement of
                                                 -------------------------------  operations) through
                                                     2004               2003        October 31, 2002
                                                 ------------       ------------
Net asset value, beginning of period............     $9.30              $8.03             $7.95
                                                   -------            -------           -------
Income from investment operations:
  Net investment income.........................      0.14(1)            0.11(1)           0.00(2)
  Net realized and unrealized gain..............      1.66               1.18              0.08
                                                   -------            -------           -------
    Total income from investment operations.....      1.80               1.29              0.08
                                                   -------            -------           -------
Less dividends and distributions:
  From net investment income....................     (0.12)             (0.02)               --
                                                   -------            -------           -------
Net asset value, end of period..................    $10.98              $9.30             $8.03
                                                   =======            =======           =======

Total return....................................     19.54%             16.18%             1.01%

Ratios/Supplemental data:
  Net assets, end of period (000's omitted).....   $27,465            $58,426           $15,722
  Ratio of expenses to average net assets.......      1.05%              1.05%             1.08%(3)
  Ratio of net investment income to
    average net assets..........................      1.33%              1.34%             1.77%(3)
  Portfolio turnover rate.......................        81%                74%               36%(3,4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Less than $0.01 per share.

(3)   Annualized.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2004                                          19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

1. Organization and Significant Accounting Policies. BBH International Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      On February 13, 2004, the Fund acquired all the assets and assumed all liabilities of the BBH European Equity Fund. Pursuant to the terms of the agreement governing the acquisition, the BBH European Equity Fund shareholders became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the BBH European Equity Fund as of February 13, 2004 ($21.81), the conversion ratio was 2.0776 shares of the Fund for each share of BBH European Equity Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free exchange for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders. The BBH European Equity Fund's net assets ($12,573,854) were combined with the Fund for total net assets after the acquisition of $216,529,245.

      Prior to October 30, 2002, the Fund invested substantially all of its assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. On October 30, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 30, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

      B. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      C. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward foreign currency exchange contracts is included at the end of the Portfolio of Investments.

      D. Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Portfolio of Investments.

      E. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', adminis-

FINANCIAL STATEMENT OCTOBER 31, 2004                                          21

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            trative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      F. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Prior to October 30, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

      G. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      H. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                   Net              Total                              Total
 Ordinary       long term          taxable         Tax return      distributions
  Income      capital gain      distributions      of capital          paid
 --------     ------------      -------------      ----------      -------------
$1,741,990         --            $1,741,990            --            $1,741,990

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

      As of October 31, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                      Components of accumulated earnings/(deficit):
---------------------------------------------------------------------------------------------------
Undistributed    Undistributed                    Accumulated      Unrealized           Total
  ordinary         long-term      Accumulated     capital and     appreciation/      accumulated
   income        capital gains     earnings      other losses    (depreciation)   earning/(deficit)
-------------    -------------    -----------    -------------   --------------   -----------------
 $1,869,192           --          $1,869,192     $(11,213,636)     $18,360,965       $9,016,521

      The Fund had a net capital loss carryforward of approximately $11,213,635 which will expire on October 31, 2011.

      Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year marked to market on forwards.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

            Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. BBH has a sub-advisory agreement with Walter Scott & Partners Limited ("Walter Scott"), effective January 12, 2004, and Mondrian Investment Partners Limited, formerly Delaware International Advisers, Ltd. ("Mondrian"), effective October 18, 2004, for which Walter Scott and Mondrian receive compensation paid by BBH. For the year ended October 31, 2004, the Fund incurred $1,367,774 for advisory services.

            Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administrative services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Funds average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2004, the Fund incurred $315,640 for administrative services.

            Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the year ended October 31, 2004, the Fund incurred $388,882 for shareholder servicing services.

            Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual min-

FINANCIAL STATEMENT OCTOBER 31, 2004                                          23

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            imum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2004, the Fund incurred $317,054 for custody and accounting services.

            Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2004, the Fund paid $57,150 to BBH for security lending services.

            Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2004, the Fund incurred $12,086 for these fees.

            Expense Payment Fee. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate Class N and Class I shares' expenses will not exceed 1.35% and 1.10% of Class N and Class I shares' average daily net assets, respectively. For the year ended October 31, 2004, BBHTC incurred $2,604,471 in expenses, including investment advisory fees of $1,367,774, administrative fees of $315,640, shareholder servicing fees specific to Class N of $388,882 and custody fees of $317,054 paid to BBH on behalf of the Fund. The Fund's expense payment fee will terminate on December 31, 2004. The final payment made under the agreement will include any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities at December 31, 2004.

3. Investment Transactions. For the year ended October 31, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $210,233,964 and $162,876,521, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. Securities on Loan. As of October 31, 2004, the Fund had securities on loan with an aggregate market value of $9,885,048. The Fund received $10,454,215 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

                                                                 SHARES                                   AMOUNT
                                                      For the years ended October 31,         For the years ended October 31,
                                                      -------------------------------         -------------------------------
                                                         2004                 2003                2004               2003
                                                      ----------           ----------         ------------       ------------
Class N
Capital stock sold..................................  10,489,971            5,677,690         $109,774,200       $ 45,520,706
Capital stock issued in connection
  with reinvestment of dividends....................      30,772                9,162              296,955             72,731
Capital stock redeemed..............................  (3,036,589)          (7,272,340)         (31,541,305)       (60,282,779)
Capital stock received in conjunction
  with merger agreement.............................   1,197,510                   --           12,573,854                 --
                                                      ----------           ----------         ------------       ------------
Net increase (decrease).............................   8,681,664           (1,585,488)        $ 91,103,704       $(14,689,342)
                                                      ==========           ==========         ============       ============

                                                                 SHARES                                   AMOUNT
                                                      For the years ended October 31,         For the years ended October 31,
                                                      -------------------------------         -------------------------------
                                                         2004                 2003                2004               2003
                                                      ----------           ----------         ------------       ------------
Class I
Capital stock sold..................................      57,803            5,453,087         $    600,000       $ 43,535,338
Capital stock issued in connection
  with reinvestment of dividends....................      47,998                1,085              463,174              8,637
Capital stock redeemed..............................  (3,886,984)          (1,127,833)         (40,580,117)       (10,069,057)
                                                      ----------           ----------         ------------       ------------
Net increase (decrease).............................  (3,781,183)           4,326,339         $(39,516,943)      $ 33,474,918
                                                      ==========           ==========         ============       ============

FINANCIAL STATEMENT OCTOBER 31, 2004                                          25

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2004 (unaudited)

EXAMPLE

As a shareholder of BBH International Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2004 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class N
                                                              Expenses Paid
                          Beginning         Ending            During Period
                        Account Value    Account Value         May 1, 2004
                         May 1, 2004   October 31, 2004   to October 31, 2004(1)
                        -------------  ----------------   ----------------------
Actual...............      $1,000           $1,057                  7
Hypothetical(2)......      $1,000           $1,019                  7

Class I
                                                              Expenses Paid
                          Beginning         Ending            During Period
                        Account Value    Account Value         May 1, 2004
                         May 1, 2004   October 31, 2004   to October 31, 2004(1)
                        -------------  ----------------   ----------------------
Actual..............       $1,000           $1,058                  5
Hypothetical(2).....       $1,000           $1,020                  5

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.30% and 1.05%% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2004                                          27

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $3,603,056 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

0.55% of the ordinary income dividends paid by the Fund during the year ended October 21, 2005 qualifies for the dividends received deduction available to corporate shareholders.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                  Foreign                        Foreign Tax
               Source Income                     Credit Total
               -------------                     ------------
                $5,781,109                         $518,941

SUPPLEMENTAL PROXY INFORMATION
October 31, 2004 (unaudited)

A Special Meeting of Shareholders of BBH International Equity Fund (the "Fund") was held on October 15, 2004. On August 31, 2004, the record date for shareholders voting at this meeting, there were 20,803,301 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. This matter was approved.

1. To approve or disapprove a new Sub-Advisory Agreement between BBH & Co. and Mondrian Investment Partners Limited, formerly Delaware International Advisers, Ltd. ("Mondrian"), whereby Mondrian would have co-management responsibility for providing investment advisory services to the Fund.

             Shares voted affirmatively........   19,977,434
             Shares voted negatively...........      240,846
             Shares abstaining.................       42,833

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH International Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                           Term of                                      Number of
                                           Office#                                      Funds in
                                           and                                          Fund          Other
                            Position(s)    Length                                       Complex       Trustee/
Name, Birth Date            Held with      of Time   Principal Occupation(s)            Overseen by   Directorships
and Address                 Corporation    Served    During Past 5 Years                Director^     Held
-------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.      Chairman of    Since     Managing Director, Chairman        11            None
Birth Date:                 the Board      1990      and Chief Executive Officer of
March 17, 1938              and Director             Shields & Company (registered
Shields & Company                                    broker-dealer and member of
140 Broadway                                         New York Stock Exchange);
New York, NY 10005                                   Chairman of Capital Management
                                                     Associates, Inc. (registered
                                                     investment adviser); Vice
                                                     Chairman and Trustee of New
                                                     York Racing Association;
                                                     Director of Flowers
                                                     Industries, Inc. (diversified
                                                     food company).

Eugene P. Beard             Director       Since     Retired; Vice                      11            Director of
Birth Date:                                1993      Chairman-Finance/Operations                      Old Westbury
March 17, 1935                                       and CFO of The Interpublic                       Funds (5);
The Interpublic Group                                Group of Companies, Inc.                         Trustee of
of Companies, Inc.                                   (until December 1999); Special                   Sandhill
372 Danbury Road                                     Advisor to The Interpublic                       Investment
2nd Floor                                            Group of Companies, Inc.                         Fund II.
Wilton, CT 06897                                     (February 2000 to December
                                                     2003).

Richard L. Carpenter        Director       Since     Retired.                           11            None
Birth Date:                                1999
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman            Director       Since     Director of Jeffrey Co. (1992      11            Director of
Birth Date:                                1990      to present); Director of QMED                    Dreyfus Mutual
November 16, 1939                                    (1999 to present).                               Funds (59
3 Tall Oaks Drive                                                                                     Funds).
Warren, NJ 07059

FINANCIAL STATEMENT OCTOBER 31, 2004                                          29

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                      Number of
                                           Office#                                      Funds in
                                           and                                          Fund          Other
                            Position(s)    Length                                       Complex       Trustee/
Name, Birth Date            Held with      of Time   Principal Occupation(s)            Overseen by   Directorships
and Address                 Corporation    Served    During Past 5 Years                Director^     Held
-------------------------------------------------------------------------------------------------------------------
J. Angus Ivory              Director       Since     Retired; Director of Brown         11            None
Birth Date:                                1999      Brothers Harriman Ltd.
July 31, 1932                                        (subsidiary of Brown Brothers
Greenway Farm,                                       Harriman & Co.) (until
Tockenham,                                           December 2001); Advisor to RAF
Swindon, Wiltshire,                                  Central Fund (1992-June 2003).
SN4 7PP England

Alan G. Lowy                Director       Since     Private Investor.                  11            None
Birth Date:                                1993
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger      Director       Since     Retired; Trustee, R.K. Mellon      11            None
Birth Date:                                1992      Family Trusts (1981-June
November 8, 1938                                     2003); General Partner, Mellon
503 Darlington Road                                  Family Investment Company IV,
Ligonier, PA 15658                                   V and VI (1983-2002); Director
                                                     of Aerostructures Corporation
                                                     (aircraft manufacturer)
                                                     (1996-July 2003).

Officers

John A. Nielsen             President,     Since     President of the Corporation,      N/A           N/A
Birth Date:                 Principal      2004      BBH Trust, BBH Prime
July 15, 1943               Executive                Institutional Money Market
140 Broadway                Officer                  Fund, Inc., BBH Common
New York, NY 10005                                   Settlement Fund II, Inc. and
                                                     BBH U.S. Money Market
                                                     Portfolio (since January
                                                     2004); He joined Brown
                                                     Brothers Harriman & Co. ("BBH
                                                     & Co.") in 1968 and has been a
                                                     Partner of the firm since
                                                     1987.

Nancy D. Osborn             Assistant Vice Since     Assistant Vice President,          N/A           N/A
Birth Date:                 President,     2004      Treasurer, Principal
May 4, 1966                 Treasurer,               Accounting Officer and
140 Broadway                Principal                Principal Financial Officer of
New York, NY 10005          Accounting               the Corporation, BBH Trust,
                            Officer and              BBH Prime Institutional Money
                            Principal                Market Fund, Inc., BBH Common
                            Financial                Settlement Fund II, Inc. and
                            Officer                  BBH U.S. Money Market
                                                     Portfolio; Assistant Vice
                                                     President (since April 2003)
                                                     and Associate (April
                                                     1996-March 2003) of BBH & Co.

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                      Number of
                                           Office#                                      Funds in
                                           and                                          Fund          Other
                            Position(s)    Length                                       Complex       Trustee/
Name, Birth Date            Held with      of Time   Principal Occupation(s)            Overseen by   Directorships
and Address                 Corporation    Served    During Past 5 Years                Director^     Held
-------------------------------------------------------------------------------------------------------------------
Gail C. Jones               Secretary      Since     Secretary of the Corporation,      N/A           N/A
Birth Date:                                2002      BBH Trust, BBH Prime
October 26, 1953                                     Institutional Money Market
1001 Liberty Avenue                                  Fund, Inc., BBH Common
Pittsburgh, PA 15222-3779                            Settlement Fund II, Inc. and
                                                     BBH U.S. Money Market
                                                     Portfolio (since August 2002);
                                                     Counsel, ReedSmith, LLP (since
                                                     October 2002); Corporate
                                                     Counsel (January
                                                     1997-September 2002) and Vice
                                                     President (January
                                                     1999-September 2002) of
                                                     Federated Services Company.

Peter J. Germain            Vice           Since     Vice President of the              N/A           N/A
Birth Date:                 President      2002      Corporation, BBH Trust, BBH
September 3, 1959                                    Prime Institutional Money
1001 Liberty Avenue                                  Market Fund, Inc., BBH Common
Pittsburgh, PA 15222-3779                            Settlement Fund II, Inc. and
                                                     BBH U.S. Money Market
                                                     Portfolio (since August 2002);
                                                     Senior Vice President of
                                                     Federated Services Company.

Judith J. Mackin            Vice           Since     Vice President of the              N/A           N/A
Birth Date:                 President      2002      Corporation, BBH Trust, BBH
May 30, 1960                                         Prime Institutional Money
1001 Liberty Avenue                                  Market Fund, Inc., BBH Common
Pittsburgh, PA 15222-3779                            Settlement Fund II, Inc. and
                                                     BBH U.S. Money Market
                                                     Portfolio (since August 2002);
                                                     Vice President of Federated
                                                     Services Company.

Victor R. Siclari           Assistant      Since     Assistant Secretary of the         N/A           N/A
Birth Date:                 Secretary      2002      Corporation, BBH Trust, BBH
November 17, 1961                                    Prime Institutional Money
1001 Liberty Avenue                                  Market Fund, Inc., BBH Common
Pittsburgh, PA 15222-3779                            Settlement Fund II, Inc. and
                                                     BBH U.S. Money Market
                                                     Portfolio (since August 2002);
                                                     Partner, ReedSmith, LLP (since
                                                     October 2002); Vice President
                                                     (March 1996-September 2002)
                                                     and Senior Corporate Counsel
                                                     of Federated Investors, Inc.

FINANCIAL STATEMENT OCTOBER 31, 2004                                          31

DIRECTORS AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                      Number of
                                           Office#                                      Funds in
                                           and                                          Fund          Other
                            Position(s)    Length                                       Complex       Trustee/
Name, Birth Date            Held with      of Time   Principal Occupation(s)            Overseen by   Directorships
and Address                 Corporation    Served    During Past 5 Years                Director^     Held
-------------------------------------------------------------------------------------------------------------------
John C. Smith               Assistant      Since     Assistant Treasurer of the         N/A           N/A
Birth Date:                 Treasurer      2002      Corporation, BBH Trust, BBH
August 2, 1965                                       Prime Institutional Money
50 Milk Street                                       Market Fund, Inc., BBH Common
Boston, MA 02109                                     Settlement Fund II, Inc. and
                                                     BBH U.S. Money Market
                                                     Portfolio (since August 2002);
                                                     Assistant Vice President
                                                     (since September 2001),
                                                     Associate (September
                                                     2000-August 2001) and Senior
                                                     Analyst (June 1999-August
                                                     2000) of BBH & Co.

Gregory V. Lomakin          Assistant      Since     Assistant Treasurer of the         N/A           N/A
Birth Date:                 Treasurer      2002      Corporation, BBH Trust, BBH
February 23, 1965                                    Prime Institutional Money
50 Milk Street                                       Market Fund, Inc., BBH Common
Boston, MA 02109                                     Settlement Fund II, Inc. and
                                                     BBH U.S. Money Market
                                                     Portfolio (since August 2002);
                                                     Vice President (since April
                                                     2003), Assistant Vice
                                                     President (April 2001-March
                                                     2003), and Associate (May
                                                     1992-March 2001) of BBH & Co.

----------
# Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the Corporation's by-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Corporation has four series, and BBH Trust has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                                  Annual Report
                                OCTOBER 31, 2004
--------------------------------------------------------------------------------

                          BBH TAX-EFFICIENT EQUITY FUND

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

During the twelve month reporting period ended October 31, 2004, we made two important revisions to the investment process for the BBH Tax-Efficient Equity Fund (the "Fund"). The first change was introduced in February, when we requested and received approval from the Fund's Board of Directors to change the Fund's benchmark to the Russell 1000 Index(1). Adopting this broader measure of the U.S. Equity market enabled us to expand the opportunity set for our research analysts, which we believe is an important step in addressing the Fund's recent underperformance. The second change was introduced in late June, when we replaced the Fund's quantitative risk management method with a more fundamental approach. Prior to this change, we had pursued a strategy of combining proprietary fundamental research with a best-in-class quantitative risk model. While this approach was attractive in principle, it did not prove effective in practice. As a result, after a careful review of the academic literature and industry best practices, we revised our risk management approach to better complement our emphasis on bottom-up security selection.

Performance for the Fund for the twelve month reporting period ended October 31, 2004 was disappointing with the Fund generating a 4.46%(2) total return, which was below the 9.33% return of the Russell 1000 Index (current benchmark) and the 9.42% return of the S&P 500 Index(3) (prior benchmark). However, in the four month period following the second change and ending October 31, 2004, the Fund delivered a total return of 0.88%, versus a total return of minus 0.23% for the Russell 1000 and minus 0.37% for the S&P 500. While this improvement in performance is encouraging, it is too early to draw any conclusions about the changes undertaken in the past year.

For the twelve month reporting period ended October 31, 2004, seven of the Fund's top ten contributors to performance came from our value strategy. This strategy seeks to purchase companies at deep discounts to our estimate of their intrinsic value, with the expectation that market efficiency will ultimately drive the share price towards fair value. For energy companies such as ChevronTexaco and Occidental Petroleum, rising oil prices and excellent operating results were important factors in strong stock performance. Similarly, several of our investments in the financials sector performed quite well after delivering better than expected results including MetLife, The Hartford, and SAFECO. Consistent with our value discipline, however, The Hartford was sold in early 2004 when it reached our estimate of intrinsic value. Rounding out the value contributors were International Flavors & Fragrances and Illinois Tool Works, both undervalued companies with excellent businesses and strong management teams.

The Fund's bottom ten contributors were disproportionately represented by our growth strategy. Using this strategy, we look for competitively advantaged businesses with strong growth prospects, selling at prices that do not reflect the value of future growth. Recognizing the common mistake of overpaying for growth, we purchase only those companies that sell below our estimate of the firm's economic value. Our experience and academic research has taught us that this approach to investing has the best chance of delivering superior results over time. However, this was not the case in 2004 as many of the best performers within our universe were companies that went from expensive to very expensive on our valuation approach.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (continued)

In summary, we remain confident in our investment strategies and are pleased to have implemented changes in portfolio construction to better capture our bottom-up security selection. The result is a portfolio of companies that we believe offer excellent appreciation potential based on their fit with our growth and value strategies.

----------
(1) The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. Investments cannot be made in an index.

(2)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(3) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.


FINANCIAL STATEMENT OCTOBER 31, 2004                                           3

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)

           Growth of $10,000 Invested in BBH Tax-Efficient Equity Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from November 2, 1998 to October 31, 2004 as compared to the Russell 1000.

                  --------------------------------------------
                          Total Return for the Period
                             Ended October 31, 2004
                  --------------------------------------------
                                                   Since
                                                 Inception
                    One Year     Five Years     (Annualized)
                  --------------------------------------------
                      4.46%        (5.98)%        (1.02)%
                  --------------------------------------------

[The following information was depicted as a line chart in the printed material]

                  Tax-Efficient
        Date       Equity Fund*    Russell 1000      S&P 500
        ----      -------------    ------------      -------
      10/31/98        10,000         10,000          10,000
      11/30/98        10,420         10,619          10,606
      12/31/98        11,390         11,295          11,217
      01/31/99        11,650         11,698          11,685
      02/28/99        11,540         11,327          11,322
      03/31/99        12,120         11,761          11,775
      04/30/99        12,490         12,253          12,231
      05/31/99        12,240         11,988          11,943
      06/30/99        12,650         12,599          12,605
      07/31/99        12,300         12,214          12,212
      08/31/99        12,430         12,100          12,151
      09/30/99        12,070         11,767          11,818
      10/31/99        12,800         12,558          12,566
      11/30/99        13,200         12,881          12,821
      12/31/99        14,250         13,657          13,576
      01/31/00        13,690         13,098          12,894
      02/29/00        13,480         13,063          12,650
      03/31/00        14,640         14,254          13,888
      04/30/00        14,120         13,778          13,470
      05/31/00        13,670         13,422          13,194
      06/30/00        13,970         13,764          13,519
      07/31/00        13,780         13,536          13,307
      08/31/00        14,480         14,538          14,134
      09/30/00        13,630         13,863          13,388
      10/31/00        13,520         13,696          13,332
      11/30/00        12,350         12,443          12,281
      12/31/00        12,397         12,594          12,341
      01/31/01        13,131         13,008          12,779
      02/28/01        11,693         11,795          11,614
      03/31/01        10,828         11,011          10,877
      04/30/01        11,834         11,896          11,723
      05/31/01        11,763         11,976          11,801
      06/30/01        11,321         11,706          11,514
      07/31/01        10,959         11,546          11,401
      08/31/01        10,145         10,842          10,687
      09/30/01         9,200          9,923           9,823
      10/31/01         9,511         10,129          10,011
      11/30/01        10,225         10,909          10,779
      12/31/01        10,195         11,026          10,873
      01/31/02         9,893         10,886          10,714
      02/28/02         9,612         10,669          10,508
      03/31/02        10,004         11,107          10,903
      04/30/02         9,280         10,471          10,242
      05/31/02         9,179         10,378          10,166
      06/30/02         8,597          9,612           9,442
      07/31/02         7,862          8,901           8,706
      08/31/02         7,923          8,948           8,763
      09/30/02         7,008          7,987           7,811
      10/31/02         7,873          8,650           8,498
      11/30/02         8,355          9,157           8,998
      12/31/02         7,752          8,638           8,469
      01/31/03         7,450          8,429           8,247
      02/28/03         7,320          8,299           8,124
      03/31/03         7,461          8,384           8,203
      04/30/03         8,154          9,061           8,878
      05/31/03         8,547          9,578           9,346
      06/30/03         8,617          9,704           9,466
      07/31/03         8,677          9,897           9,633
      08/31/03         8,758         10,098           9,820
      09/30/03         8,668          9,995           9,716
      10/31/03         8,989         10,581          10,266
      11/30/03         8,929         10,708          10,357
      12/31/03         9,329         11,220          10,883
      01/31/04         9,440         11,434          11,083
      02/29/04         9,632         11,593          11,237
      03/31/04         9,399         11,435          11,067
      04/30/04         9,288         11,228          10,894
      05/31/04         9,168         11,390          11,043
      06/30/04         9,309         11,595          11,257
      07/31/04         9,501         11,188          10,884
      08/31/04         9,606         11,243          10,928
      09/30/04         9,712         11,384          11,046
      10/31/04         9,786         11,567          11,215

* net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000 has been adjusted to reflect reinvestment of dividends on securities in the index. The Russell 1000 index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of BBH Tax-Efficient Equity Fund

We have audited the accompanying statement of assets and liabilities of BBH Tax-Efficient Equity Fund (a series of BBH Fund, Inc.) (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies where not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax-Efficient Equity Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004


FINANCIAL STATEMENT OCTOBER 31, 2004                                           5

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2004 (unaudited)

SECTOR DIVERSIFICATION

                                                                      Percent of
                                                       U.S. $ Value   Net Assets
                                                       ------------   ----------
Consumer Discretionary ............................    $ 5,096,626       10.6%
Consumer Staples ..................................      4,717,742        9.9
Energy ............................................      5,416,588       11.3
Finance ...........................................     11,060,214       23.1
Health Care .......................................      6,998,303       14.6
Industrials .......................................      2,865,343        6.0
Information Technology ............................      7,433,585       15.5
Materials .........................................      2,305,199        4.8
Telecommunications Services .......................        614,457        1.3
Cash and Other Assets in Excess of Liabilities ....      1,386,912        2.9
                                                       -----------      -----
NET ASSETS ........................................    $47,894,969      100.0%
                                                       ===========      =====

All data as of October 31, 2004. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2004

Shares                                                                  Value
------                                                                  -----
               COMMON STOCKS (97.1%)
               CONSUMER DISCRETIONARY (10.6%)
24,450         Bed, Bath & Beyond, Inc.(1)..................         $   997,315
31,625         Family Dollar Stores, Inc. ..................             934,519
19,775         Kohl's Corp.(1)..............................           1,003,779
36,039         Time Warner, Inc.(1).........................             599,689
37,000         Toys "R" Us, Inc.(1).........................             666,370
24,526         Viacom, Inc. (Class B) ......................             894,954
                                                                     -----------
               Total Consumer Discretionary ................           5,096,626
                                                                     -----------

               CONSUMER STAPLES (9.9%)
11,850         Coca-Cola Co. ...............................             481,821
29,290         Costco Wholesale Corp. ......................           1,404,163
24,075         Nestle SA ADR ...............................           1,372,275
17,225         PepsiCo, Inc. ...............................             854,015
11,229         Wal-Mart Stores, Inc. .......................             605,468
                                                                     -----------
               Total Consumer Staples ......................           4,717,742
                                                                     -----------

               ENERGY (11.3%)
10,425         Apache Corp. ................................             528,547
23,729         ChevronTexaco Corp. .........................           1,259,061
17,275         Forest Oil Corp.(1)..........................             526,887
25,275         Occidental Petroleum Corp. ..................           1,411,103
26,950         Pioneer Natural Resources Co. ...............             873,180
24,500         XTO Energy, Inc. ............................             817,810
                                                                     -----------
               Total Energy ................................           5,416,588
                                                                     -----------

               FINANCE (23.1%)
19,875         Allstate Corp. ..............................             955,789
16,250         Fannie Mae ..................................           1,139,937
19,325         Freddie Mac .................................           1,287,045
30,632         J.P. Morgan Chase & Co. .....................           1,182,395
26,021         MBIA, Inc. ..................................           1,505,575
32,450         MetLife, Inc. ...............................           1,244,457
31,050         Popular, Inc. ...............................             798,606
27,500         RenaissanceRe Holdings, Ltd. ................           1,287,550
35,875         SAFECO Corp. ................................           1,658,860
                                                                     -----------
               Total Finance ...............................          11,060,214
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                           7

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

Shares                                                                  Value
------                                                                  -----
               COMMON STOCKS (continued)
               HEALTH CARE (14.6%)
20,350         Amgen, Inc.(1) ..............................          $1,155,880
19,450         Boston Scientific Corp.(1) ..................             686,585
 7,250         Forest Laboratories, Inc. (Class A)(1) ......             323,350
21,100         Guidant Corp. ...............................           1,405,682
18,200         MedImmune, Inc.(1) ..........................             517,244
63,421         Pfizer, Inc. ................................           1,836,038
27,075         Wyeth .......................................           1,073,524
                                                                      ----------
               Total Health Care ...........................           6,998,303
                                                                      ----------

               INDUSTRIALS (6.0%)
20,550         ARAMARK Corp. (Class B) .....................             463,403
 8,996         Illinois Tool Works, Inc. ...................             830,151
74,725         ServiceMaster Co. ...........................             959,469
21,500         Waste Management, Inc. ......................             612,320
                                                                      ----------
               Total Industrials ...........................           2,865,343
                                                                      ----------

               INFORMATION TECHNOLOGY (15.5%)
16,250         Affiliated Computer Services, Inc. ..........
                 (Class A)(1) ..............................             886,438
32,425         Computer Associates International, Inc. .....             898,497
23,040         Dell, Inc.(1) ...............................             807,782
11,125         First Data Corp. ............................             459,240
13,550         Intel Corp. .................................             301,623
 8,467         International Business Machines Corp. .......             759,913
12,475         KLA-Tencor Corp.(1) .........................             567,987
 8,675         Lexmark International, Inc.(1) ..............             720,979
55,388         Microsoft Corp. .............................           1,550,310
25,976         STMicroelectronics NV .......................             480,816
                                                                      ----------
               Total Information Technology ................           7,433,585
                                                                      ----------

               MATERIALS (4.8%)
25,600         International Flavors & Fragrances, Inc. ....             999,680
 9,800         Peabody Energy Corp. ........................             625,044
16,125         Praxair, Inc. ...............................             680,475
                                                                      ----------
               Total Materials .............................           2,305,199
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

Shares                                                                  Value
------                                                                  -----
               COMMON STOCKS (continued)
               TELECOMMUNICATIONS SERVICES (1.3%)
15,715         Verizon Communications, Inc. ................         $   614,457
                                                                     -----------
               Total Telecommunications Services                         614,457
                                                                     -----------
TOTAL INVESTMENTS (Identified cost $44,522,966)(2) ...  97.1%        $46,508,057
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......   2.9           1,386,912
                                                       -----         -----------
NET ASSETS ........................................... 100.0%        $47,894,969
                                                       =====         ===========

----------
(1)   Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $44,538,077, the aggregate gross unrealized appreciation is $4,370,984, and the aggregate gross unrealized depreciation is $2,401,004, resulting in net unrealized appreciation of $1,969,980.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                           9

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS:
   Investments in securities, at value (identified
     cost $44,522,966)  .....................................      $ 46,508,057
   Cash .....................................................         1,394,261
   Receivables for:
     Investments sold .......................................         1,225,669
     Capital stock sold .....................................           282,646
     Dividends ..............................................            25,749
                                                                   ------------
       Total Assets .........................................        49,436,382
                                                                   ------------

LIABILITIES:
   Payables for:
     Investments purchased ..................................         1,321,843
     Capital stock redeemed .................................           123,240
     Expense payment fee ....................................            96,330
                                                                   ------------
       Total Liabilities ....................................         1,541,413
                                                                   ------------
NET ASSETS ..................................................      $ 47,894,969
                                                                   ============

Net Assets Consist of:
   Paid-in capital ..........................................      $ 59,524,698
   Undistributed net investment income ......................            77,462
   Accumulated net realized loss on investments
     and futures contracts ..................................       (13,692,282)
   Net unrealized appreciation on investments ...............         1,985,091
                                                                   ------------

Net Assets ..................................................      $ 47,894,969
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($47,894,969 / 5,150,701 shares outstanding) .............             $9.30
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2004

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of withholding
       taxes of $230) .........................................     $   688,830
                                                                    -----------
   Expenses:
     Investment advisory fees .................................         313,533
     Shareholder servicing fees ...............................         120,590
     Administrative fees ......................................          72,354
     Custody and accounting fees ..............................          40,633
     Professional fees ........................................          26,550
     Board of Directors' fees .................................           3,171
     Miscellaneous expenses ...................................          63,620
                                                                    -----------
       Total Expenses .........................................         640,451
       Expense offset arrangement .............................          (5,303)
       Fees reimbursed ........................................         (56,318)
                                                                    -----------
       Net Expenses ...........................................         578,830
                                                                    -----------
   Net Investment Income ......................................         110,000
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments ...........................          72,696
   Net change in unrealized appreciation on investments .......       1,936,204
                                                                    -----------
     Net Realized and Unrealized Gain .........................       2,008,900
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations .......     $ 2,118,900
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          11

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
October 31, 2004

                                                                For the years ended
                                                                     October 31,
                                                            ----------------------------
                                                                2004             2003
                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income ..............................   $    110,000    $    203,875
     Net realized gain (loss) on investments ............         72,696      (3,786,503)
     Net change in unrealized appreciation on investments      1,936,204       8,990,154
                                                            ------------    ------------
     Net increase in net assets resulting from operations      2,118,900       5,407,526
                                                            ------------    ------------
   Dividends and distributions to Class N shareholders
     declared from net investment income: ...............       (196,354)       (113,687)
                                                            ------------    ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ...........      9,908,664      11,307,385
     Net asset value of capital stock issued to
       shareholders for reinvestment of dividends
       and distributions ................................         88,619          85,776
     Net cost of capital stock redeemed .................    (11,225,700)    (52,093,271)
                                                            ------------    ------------
       Net decrease in net assets resulting from capital
         stock transactions .............................     (1,228,417)    (40,700,110)
                                                            ------------    ------------
       Total increase (decrease) in net assets ..........        694,129     (35,406,271)

NET ASSETS:
   Beginning of year ....................................     47,200,840      82,607,111
                                                            ------------    ------------
   End of year (including undistributed net investment
     income of $77,462 and $163,816, respectively) ......   $ 47,894,969    $ 47,200,840
                                                            ============    ============

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year

                                                                              For the years ended October 31,
                                                        --------------------------------------------------------------------------
                                                           2004            2003            2002            2001            2000
                                                        ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of year .................    $     8.94      $     7.79      $     9.46      $    13.52      $    12.80
                                                        ----------      ----------      ----------      ----------      ----------
Income from investment operations:
  Net investment income (loss) .....................          0.02            0.04            0.01           (0.02)          (0.04)
  Net realized and unrealized gain (loss) ..........          0.38            1.12           (1.68)          (3.97)           0.76
                                                        ----------      ----------      ----------      ----------      ----------
    Total income (loss) from investment
      operations ...................................          0.40            1.16           (1.67)          (3.99)           0.72
                                                        ----------      ----------      ----------      ----------      ----------
Less dividends and distributions:
  From net investment income .......................         (0.04)          (0.01)             --              --              --
  From net realized gains ..........................            --              --              --           (0.07)             --
                                                        ----------      ----------      ----------      ----------      ----------
    Total dividends and distributions ..............         (0.04)          (0.01)             --           (0.07)             --
                                                        ----------      ----------      ----------      ----------      ----------
Net asset value, end of year .......................    $     9.30      $     8.94      $     7.79      $     9.46      $    13.52
                                                        ==========      ==========      ==========      ==========      ==========
Total return .......................................          4.46%          14.34%         (17.65)%        (29.65)%          5.62%

Ratios/Supplemental data:
  Net assets, end of year (000's omitted) ..........    $   47,895      $   47,201      $   82,607      $   40,833      $   51,765
  Expenses as a percentage of average
    net assets(1) ..................................          1.20%           1.20%           1.20%           1.20%           1.20%
  Ratio of net investment income (loss)
    to average net assets ..........................          0.23%           0.42%           0.17%          (0.21)%         (0.30)%
  Portfolio turnover rate ..........................            57%             44%             33%             53%             67%

(1) Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets would have been as follows:

                                                              1.32%           1.36%           1.43%           1.46%           1.35%

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          13

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

1. Organization and Significant Accounting Policies. BBH Tax-Efficient Equity Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of October 31, 2004, there were no Class I shares outstanding.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2004.

      C. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                                 Distribution paid from:
            --------------------------------------------------------------------
                            Net           Total                        Total
            Ordinary     long term       taxable      Tax return   distributions
             Income    capital gain   distributions   of capital       paid
            --------   ------------   -------------   ----------   -------------
            $196,354         -          $196,354           -         $196,354

            As   of   October   31,   2004   the   components   of   accumulated
            earnings/(deficit) on a tax basis were as follows:

                  Components of accumulated earnings/(deficit):
--------------------------------------------------------------------------------------------------------------
Undistributed      Undistributed                        Accumulated        Unrealized              Total
  ordinary           long-term        Accumulated       capital and       appreciation/         accumulated
   income          capital gains       earnings        other losses      (depreciation)      earning/(deficit)
-------------      -------------      -----------      ------------      --------------      -----------------
   $77,462               -              $77,462        $(13,677,171)       $1,969,980          $(11,629,729)

            The Fund had net capital loss carryforwards of approximately $13,677,171 which expires as follows:

                        Capital loss            Expiration
                        carryforward               date
                        ------------            ----------
                         $5,289,157             10/31/2009
                          4,027,806             10/31/2010
                          4,270,319             10/31/2011
                             89,889             10/31/2012


FINANCIAL STATEMENT OCTOBER 31, 2004                                          15

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

      Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the year ended October 31, 2004, the Fund incurred $313,533 for investment advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2004, the Fund incurred $72,354 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. Custody and accounting fees were reduced by $5,303 as a result of an expense offset arrangement with the Fund's custodian. For the year ended October 31, 2004, the Fund incurred $40,633 for custody and accounting services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the year ended October 31, 2004, the Fund incurred $120,590 for shareholder servicing services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2004, the Fund paid $392 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2004, the Fund incurred $3,171 for these fees.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

      Expense Reimbursement. The Fund has an agreement with BBHTC for which BBHTC agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) do not exceed, in the aggregate, 1.20% of Class N shares' average daily net assets. For the year ended October 31, 2004, BBHTC reimbursed the Fund $56,318. The final payment made under the agreement will include any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities at December 31, 2004.

3. Investment Transactions. For the year ended October 31, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $27,128,050 and $28,150,078, respectively.

4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of October 31, 2004. Transactions in Class N shares of capital stock were as follows:

                                                             SHARES
                                                 For the years ended October 31,
                                                 -------------------------------
                                                     2004               2003
                                                 ------------       ------------

Capital stock sold........................         1,080,605          1,379,335
Capital stock issued in connection with
   reinvestment of distributions..........             9,891             11,023
Capital stock redeemed....................        (1,218,577)        (6,714,639)
                                                  ----------         ----------
Net decrease..............................          (128,081)        (5,324,281)
                                                  ==========         ==========


FINANCIAL STATEMENT OCTOBER 31, 2004                                          17

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2004 (unaudited)

EXAMPLE
As a shareholder of BBH Tax-Efficient Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2004 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class N

                                                              Expenses Paid
                       Beginning           Ending             During Period
                     Account Value      Account Value          May 1, 2004
                      May 1, 2004     October 31, 2004    to October 31, 2004(1)
                     -------------    ----------------    ----------------------

Actual............       $1,000            $1,011                   6
Hypothetical(2)...       $1,000            $1,019                   6

(1) Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class N shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          19

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $671,255 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended October 31, 2004 qualifies for the dividends received deduction available to corporate shareholders.

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH Tax-Efficient Equity Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------

Directors

Joseph V. Shields, Jr.     Chairman of     Since       Managing Director, Chairman and           11              None
Birth Date:                the Board       1990        Chief Executive Officer of Shields &
March 17, 1938             and                         Company (registered broker-dealer
Shields & Company          Director                    and member of New York Stock
140 Broadway                                           Exchange); Chairman of Capital
New York, NY 10005                                     Management Associates, Inc.
                                                       (registered investment adviser);
                                                       Vice Chairman and Trustee of New York
                                                       Racing Association; Director of
                                                       Flowers Industries, Inc.
                                                       (diversified food company)


Eugene P. Beard            Director        Since       Retired; Vice Chairman-Finance/           11              Director of Old
Birth Date:                                1993        Operations and CFO of The                                 Westbury Funds (5);
March 17, 1935                                         Interpublic Group of Companies, Inc.                      Trustee of
The Interpublic Group                                  (until December 1999); Special Advisor                    Sandhill Investment
of Companies, Inc.                                     to The Interpublic Group of Companies,                    Fund II.
372 Danbury Road                                       Inc. (February 2000 to December 2003).
2nd Floor
Wilton, CT 06897

Richard L. Carpenter       Director        Since       Retired.                                  11              None
Birth Date:                                1999
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman           Director        Since       Director of Jeffrey Co. (1992 to          11              Director of Dreyfus
Birth Date:                                1990        present); Director of QMED (1999                          Mutual Funds
November 16, 1939                                      to present).                                              (59 Funds).
3 Tall Oaks Drive
Warren, NJ 07059


FINANCIAL STATEMENT OCTOBER 31, 2004                                          21

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------

J. Angus Ivory             Director        Since       Retired; Director of Brown Brothers       11              None
Birth Date:                                1999        Harriman Ltd. (subsidiary of Brown
July 31, 1932                                          Brothers Harriman & Co.) (until
Greenway Farm,                                         December 2001); Advisor to RAF
Tockenham, Swindon,                                    Central Fund (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy               Director        Since       Private Investor.                         11              None
Birth Date:                                1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D. Miltenberger     Director        Since       Retired; Trustee, R.K. Mellon Family      11              None
Birth Date:                                1992        Trusts (1981-June 2003); General
November 8, 1938                                       Partner, Mellon Family Investment
503 Darlington Road                                    Company IV, V and VI (1983-2002);
Ligonier, PA 15658                                     Director of Aerostructures
                                                       Corporation (aircraft manufacturer)
                                                       (1996-July 2003).

Officers

John A. Nielsen            President,      Since       President of the Corporation, BBH         N/A             N/A
Birth Date:                Principal       2004        Trust, BBH Prime Institutional Money
July 15, 1943              Executive                   Market Fund, Inc., BBH Common
140 Broadway               Officer                     Settlement Fund II, Inc. and BBH
New York, NY 10005                                     U.S. Money Market Portfolio (since
                                                       January 2004); He joined Brown
                                                       Brothers Harriman & Co. ("BBH &
                                                       Co.") in 1968 and has been a
                                                       Partner of the firm since 1987.

Nancy D. Osborn            Assistant       Since       Assistant Vice President, Treasurer,      N/A             N/A
Birth Date:                Vice            2004        Principal Accounting Officer and
May 4, 1966                President,                  Principal Financial Officer of the
140 Broadway               Treasurer,                  Corporation, BBH Trust, BBH Prime
New York, NY 10005         Principal                   Institutional Money Market Fund,
                           Accounting                  Inc., BBH Common Settlement Fund II,
                           Officer and                 Inc. and BBH U.S. Money Market
                           Principal                   Portfolio; Assistant Vice
                           Financial                   President (since April 2003) and
                           Officer                     Associate (April 1996-March 2003)
                                                       of BBH & Co.

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------

Gail C. Jones              Secretary       Since       Secretary of the Corporation, BBH         N/A             N/A
Birth Date:                                2002        Trust, BBH Prime Institutional Money
October 26, 1953                                       Market Fund, Inc., BBH Common
1001 Liberty Avenue                                    Settlement Fund II, Inc. and BBH
Pittsburgh, PA                                         U.S. Money Market Portfolio (since
15222-3779                                             August 2002); Counsel, ReedSmith,
                                                       LLP (since October 2002); Corporate
                                                       Counsel (January 1997-September
                                                       2002) and Vice President (January
                                                       1999-September 2002) of Federated
                                                       Services Company.

Peter J. Germain           Vice            Since       Vice President of the Corporation,        N/A             N/A
Birth Date:                President       2002        BBH Trust, BBH Prime Institutional
September 3, 1959                                      Money Market Fund, Inc., BBH Common
1001 Liberty Avenue                                    Settlement Fund II, Inc. and BBH
Pittsburgh, PA                                         U.S. Money Market Portfolio (since
15222-3779                                             August 2002); Senior Vice President
                                                       (since November 1997) of Federated
                                                       Services Company.

Judith J. Mackin           Vice            Since       Vice President of the Corporation,        N/A             N/A
Birth Date:                President       2002        BBH Trust, BBH Prime Institutional
May 30, 1960                                           Money Market Fund, Inc., BBH Common
1001 Liberty Avenue                                    Settlement Fund II, Inc. and BBH
Pittsburgh, PA                                         U.S. Money Market Portfolio (since
15222-3779                                             August 2002); Vice President (since
                                                       November 1997) of Federated Services
                                                       Company.

Victor R. Siclari          Assistant       Since       Assistant Secretary of the                N/A             N/A
Birth Date:                Secretary       2002        Corporation, BBH Trust, BBH Prime
November 17, 1961                                      Institutional Money Market Fund,
1001 Liberty Avenue                                    Inc., BBH Common Settlement Fund II,
Pittsburgh, PA                                         Inc. and BBH U.S. Money Market
15222-3779                                             Portfolio (since August 2002);
                                                       Partner, ReedSmith, LLP (since
                                                       October 2002); Vice President (March
                                                       1996-September 2002) and Senior
                                                       Corporate Counsel (July 1998-
                                                       September 2002) of Federated
                                                       Investors, Inc.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          23

DIRECTORS AND OFFICERS OF BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------

John C. Smith              Assistant       Since       Assistant Treasurer of the                N/A             N/A
Birth Date:                Treasurer       2002        Corporation, BBH Trust, BBH Prime
August 2, 1965                                         Institutional Money Market Fund,
50 Milk Street                                         Inc., BBH Common Settlement Fund II,
Boston, MA 02109                                       Inc. and BBH U.S. Money Market
                                                       Portfolio (since August 2002);
                                                       Assistant Vice President (since
                                                       September 2001), Associate
                                                       (September 2000-August 2001) and
                                                       Senior Analyst (June 1999-August
                                                       2000) of BBH & Co.

Gregory V. Lomakin         Assistant       Since       Assistant Treasurer of the                N/A             N/A
Birth Date:                Treasurer       2002        Corporation, BBH Trust, BBH Prime
February 23, 1965                                      Institutional Money Market Fund,
50 Milk Street                                         Inc., BBH Common Settlement Fund II,
Boston, MA 02109                                       Inc. and BBH U.S. Money Market
                                                       Portfolio (since August 2002); Vice
                                                       President (since April 2003),
                                                       Assistant Vice President (April
                                                       2001-March 2003), and Associate
                                                       (May 1992-March 2001) of BBH & Co.

----------
# Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the Corporation's by-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Corporation has four series, and BBH Trust has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN


                                BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                 Annual Report
                                OCTOBER 31, 2004

                       BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The BBH Broad Market Fixed Income Fund (the "Fund") produced strong returns for the year ended October 31, 2004. The Fund generated 5.91%(1) for Class I-shares and 5.77%1 return for the Class N-shares. This compares to the Fund's benchmark -- the Lehman Brothers Aggregate Bond Index ("LAB Index")(2) -- which returned 5.53% over the comparable period. These good returns were a function of the falling long-term interest rates and strong performance by credit sensitive sectors.(3) As the economy continued to grow, risk preferences increased and lower rated credit sectors did well. Notably, non-investment grade corporate bonds produced strong absolute and relative returns. The increased tolerances to risk also led to buying in the investment grade corporate bond sector, and throughout the asset-backed sector. The Fund benefited by being over-weight relative to its benchmark in these sectors. During the reporting period, the Fund was under-weighted in the mortgage-backed sector. Despite poor relative valuations in the mortgage-backed sector, the sector performed very well over the reporting period. Being under weighted to the sector subtracted between 10-20 basis points in return relative versus the benchmark. The Fund also benefited from trading between inflation-indexed securities and nominal securities. As oil prices increased to multi-year highs, inflation expectations increased and demand for Treasury Inflation-Indexed Securities increased.

During the past year, the Federal Reserve Board raised interest rates from 1% to 2%. This led to a flattening of the yield curve and better performance by long-term securities. As was the case over the past two years, non-treasury securities generally outpaced treasury securities as concerns about the deficit and future U.S. treasury supply weighted heavily on U.S. treasury performance.

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

(2) The LAB Index is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including securities that are investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The index is unmanaged, and investments cannot be made in an index.

(3) Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)

        Growth of $10,000 Invested in BBH Broad Market Fixed Income Fund

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 20, 2000 to October 31, 2004 as compared to the LAB Index.

-------------------------------------------
     Total Return for the Period Ended
               October 31, 2004
-------------------------------------------
                                  Since
                                Inception
                 One year     (Annualized)
-------------------------------------------
Class N          5.77%(2)        7.74%(2)
-------------------------------------------
Class I          5.91%           7.92%
-------------------------------------------

[The following information was depicted as a line chart in the printed material]

                   Broad Market
                   Fixed Income        LAB
     Date             Fund*           Index
     ----          ------------       -----
   07/31/00           0.07%           0.12%
   08/31/00           1.18%           1.44%
   09/30/00           0.68%           0.62%
   10/31/00           0.69%           0.66%
   11/30/00           1.59%           1.64%
   12/31/00           1.96%           1.85%
   01/31/01           1.51%           1.63%
   02/28/01           1.10%           0.87%
   03/31/01           0.50%           0.50%
   04/30/01          -0.40%          -0.42%
   05/31/01           0.60%           0.60%
   06/30/01           0.40%           0.38%
   07/31/01           2.08%           2.24%
   08/31/01           1.07%           1.15%
   09/30/01           0.29%           1.16%
   10/31/01           1.85%           2.09%
   11/30/01          -0.86%          -1.38%
   12/31/01          -0.58%          -0.64%
   01/31/02           0.69%           0.81%
   02/28/02           0.69%           0.97%
   03/31/02          -1.27%          -1.66%
   04/30/02           1.99%           1.94%
   05/31/02           0.68%           0.85%
   06/30/02           0.00%           0.87%
   07/31/02           0.29%           1.21%
   08/31/02           1.86%           1.69%
   09/30/02           0.96%           1.62%
   10/31/02          -2.01%          -0.46%
   11/30/02           1.27%          -0.03%
   12/31/02           2.09%           2.07%
   01/31/03           0.71%           0.09%
   02/28/03           1.51%           1.38%
   03/31/03           0.20%          -0.08%
   04/30/03           1.74%           0.83%
   05/31/03           1.70%           1.86%
   06/30/03           0.29%          -0.20%
   07/31/03          -2.93%          -3.36%
   08/31/03           0.38%           0.66%
   09/30/03           2.88%           2.65%
   10/31/03          -0.76%          -0.73%
   11/30/03           0.35%           0.24%
   12/31/03           1.12%           1.02%
   01/31/04           0.70%           0.81%
   02/29/04           1.04%           1.08%
   03/31/04           0.81%           0.75%
   04/30/04          -2.45%          -2.60%
   05/31/04          -0.52%          -0.40%
   06/30/04           0.44%           0.57%
   07/31/04           0.93%           0.99%
   08/31/04           2.06%           1.91%
   09/30/04           0.40%           0.27%
   10/31/04           0.81%           0.84%
   11/30/04          -0.72%          -0.80%

*net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

----------
(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The LAB Index has been adjusted to reflect reinvestment of dividends on securities in the index. The LAB Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

(2) The BBH Broad Market Fixed Income Fund commenced operations on December 22, 2000. Performance prior to December 22, 2000 is that of the BBH Board Market Fixed Income Portfolio adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares' performance from December 22, 2000 (commencement of operations) to October 31, 2004 was 6.88%.

FINANCIAL STATEMENT OCTOBER 31, 2004                                           3

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Directors of BBH Fund, Inc. and Shareholders of BBH Broad Market Fixed Income Fund

We have audited the accompanying statement of assets and liabilities of BBH Broad Market Fixed Income Fund (a series of BBH Fund, Inc.)
(the? Fund?), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fixed Income Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 22, 2000 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
October 31, 2004 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                       U.S. $ Value   Net Assets
                                                       ------------   ----------
Asset Backed Securities ............................   $ 30,613,860     15.2%
Collaterized Mortgage Backed Securities ............      4,283,912      2.1
Corporate Bonds ....................................     93,228,099     46.4
Foreign Government Bonds ...........................        510,000      0.2
Municipal Bonds ....................................     12,079,650      6.0
U.S. Government Agency .............................     42,143,309     21.0
U.S. Treasury Notes and Bonds ......................     14,950,736      7.5
Repurchase Agreements ..............................        600,000      0.3
Short-Term Investment ..............................      1,734,225      0.9
Cash and Other Assets In Excess of Liabilities .....        731,746      0.4
                                                       ------------    -----
NET ASSETS .........................................   $200,875,537    100.0%
                                                       ============    =====

All data as of October 31, 2004. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

FINANCIAL STATEMENT OCTOBER 31, 2004                                           5

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
October 31, 2004


 Principal                                          					Maturity   		Interest
  Amount                                              				Date       		Rate      		Value
------------                                        					--------   		--------    	-----
		ASSET BACKED SECURITIES (15.2%)
 $825,000 		AmeriCredit Automobile Receivables Trust 2004-A4		08/06/07		2.870%	 	$819,627
700,000 		Capital One Auto Finance Trust 2004-B				04/15/09		2.960 	  	699,016
1,580,000 		Capital One Master Trust 2001-5A					08/15/06		5.300 	  	1,646,159
1,440,000 		Capital One Master Trust 2002-4A					05/15/07		4.900 	  	1,503,243
1,030,000 		Capital One Multi-Asset Execution Trust 2003-B5			08/15/13		4.790 	  	1,058,567
1,015,000 		Capital One Multi-Asset Execution Trust 2003-C4			08/15/13		6.000 	  	1,085,947
1,240,000 		Chase Manhattan Auto Owner Trust 2003-A				01/15/07		2.060 	  	1,216,738
1,720,000 		Citibank Credit Card Issuance Trust 2000-B1			09/15/05		7.050 	  	1,786,062
1,280,000 		Citibank Credit Card Issuance Trust 2000-C1			09/15/05		7.450 	  	1,331,977
1,255,000 		CNH Equipment Trust 2003-B						02/15/11		3.380 	  	1,260,383
745,000 		Discover Card Master Trust I Series 2002-2			04/15/07		5.150 	  	781,785
1,505,000 		Fleet Credit Card Master Trust II 2001-B				12/15/08		5.600 	  	1,570,031
1,200,000 		Harley-Davidson Motorcycle Trust 2003-2				02/15/11		2.070 	  	1,188,281
2,595,000 		Honda Auto Receivables Owner Trust 2004-1				10/21/09		3.060 	  	2,588,641
1,720,000 		Household Automotive Trust 2003-1					11/17/09		2.220 	  	1,696,066
1,550,000 		Household Automotive Trust 2003-2					12/17/10		3.020 	  	1,545,081
1,460,000 		Hyundai Auto Receivable Trust 2003-A				10/15/10		3.020 	  	1,455,390
1,260,000 		MBNA Credit Card Master Note Trust 2001-C3			12/15/08		6.550 	  	1,325,153
1,507,341 		Morgan Stanley Capital I 1999-WF1					11/15/31		5.910 	  	1,563,194
950,000 		Navistar Financial Corp. Owner Trust 2004-A			03/15/11		2.590 	  	934,535
1,440,000 		Triad Auto Receivables Owner Trust 2003-B				12/13/10		3.200 	  	1,439,113
2,110,000 		WFS Financial Owner Trust 2003-3					05/20/11		3.250 	  	2,118,871
																			----------
		Tota1 Asset Backed Securities
		 (Identified cost $30,691,564)												30,613,860
																			----------

		COLLATERALIZED MORTGAGE BACKED SECURITIES (2.1%)
500,000 		Centex Home Equity 2004-A						08/25/32		4.510 	  	508,497
500,000 		Countrywide Home Equity Loan Trust 2004-N(1)			02/15/34		2.150 	  	499,760
690,000 		Countrywide Home Equity Loan Trust 2004-O(1)			02/15/34		2.150 	  	689,667
1,305,772 		GMAC Mortgage Corp. Loan Trust 2003-HE2				06/25/25		3.140 	  	1,304,832
1,279,695 		Residential Asset Securities Corp. 2002-KS8			03/25/27		3.690 	  	1,281,156
																			----------
		Total Collateralized Mortgage Backed Securities
		 (Identified cost $4,311,029)													4,283,912
																			----------


		CORPORATE BONDS (46.4%)
250,000 		Abitibi-Consolidated, Inc.						08/01/10		8.550 	  	273,750
1,465,000 		ABN Amro Bank NV (Chicago)						06/18/07		7.125 	  	1,609,412
350,000 		Adelphia Communications Corp.(2)					03/01/07		9.875 	  	299,250
100,000 		Advertising Direct Solutions Holdings, Inc.(3)			11/15/12		9.250 	  	104,375
300,000 		Airgas, Inc.								10/01/11		9.125 	  	337,500
775,000 		Alcoa, Inc.									08/01/10		7.375 	  	907,407
765,000 		Alliant Energy Corp.							12/01/11		7.000 	  	876,665
350,000 		ALLTEL Corp.								09/15/05		6.750 	  	362,722
340,000 		Altria Group, Inc. 							07/15/05		7.000 	  	348,335
210,000 		Altria Group, Inc.							07/01/08		7.650 	  	228,548
300,000 		AMC Entertainment, Inc.(3)						03/01/14		8.000 	  	288,000
505,000 		American General Finance Corp.					10/01/09		3.875 	  	501,109
960,000 		American Home Products Corp.						03/15/11		6.950 	  	1,076,628
525,000 		AMFM Corp.									11/01/08		8.000 	  	594,775
815,000 		Anthem, Inc.								09/01/07		3.500 	  	809,443
945,000 		AT&T Wireless Services, Inc.						03/01/11		7.875 	  	1,125,785
910,000 		Atmos Energy Corp.							10/15/14		4.950 	  	909,338
760,000 		AXA Financial, Inc.							08/01/10		7.750 	  	893,092
300,000 		Bavaria SA(3)								11/01/10		8.875 	  	319,500
250,000 		BB&T Corp.									10/01/12		4.750 	  	252,873
880,000 		Bear Stearns & Co., Inc.						12/07/09		7.625 	  	1,023,036
250,000 		Beverly Enterprises, Inc.(3)						06/15/14		7.875 	  	267,812
1,000,000 		Boeing Capital Corp.							09/27/10		7.375 	  	1,170,378
680,000 		Brascan Corp.								06/15/12		7.125 	  	773,824
820,000 		BT Group, Plc.								12/15/05		7.875 	  	866,201
212,000 		BWAY Corp.									10/15/10		10.000 	  	224,720
300,000 		Calpine Canada Holdings, Ltd.						05/01/08		8.500 	  	184,500
895,000 		Capital One Bank								02/01/06		6.875 	  	939,330
250,000 		Capital One Bank								06/15/09		5.000 	  	259,747
1,000,000 		Cendant Corp.								01/15/08		6.250 	  	1,079,166



   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004



 Principal                                          					Maturity   		Interest
  Amount                                              				Date       		Rate      		Value
------------                                        					--------   		--------    	-----
		CORPORATE BONDS (continued)
 $740,000 		Centex Corp.								02/01/11		7.875% 	 	$864,634
300,000 		Charter Communications Operating LLC(3)				04/30/12		8.000 	  	303,375
200,000 		Chattem, Inc.								03/01/14		7.000 	  	205,500
515,000 		China Development Bank							10/08/14		4.750 	  	509,005
150,000 		Chiquita Brands International, Inc.(3)				11/01/14		7.500 	  	153,750
1,000,000 		Cia Brasileira De Bebida(3)						09/15/13		8.750 	  	1,135,000
610,000 		Cincinnati Gas & Electric Co.						09/15/12		5.700 	  	651,800
75,000 		CITGO Petroleum Corp.(3)						10/15/11		6.000 	  	76,312
1,000,000 		CIT Group, Inc.								11/03/09		4.125 	  	1,002,559
1,000,000 		Comcast Cable Communications, Inc.					11/15/08		6.200 	  	1,090,511
440,000 		Comcast Corp.								03/15/11		5.500 	  	463,874
480,000 		Commerce Group, Inc.							12/09/13		5.950 	  	497,706
690,000 		Computer Science Corp.							06/15/11		7.375 	  	803,562
650,000 		ConAgra Foods, Inc.							09/15/10		7.875 	  	769,060
710,000 		Constellation Energy Group, Inc.					04/01/07		6.350 	  	759,769
800,000 		Countrywide Home Loans, Inc.						12/19/07		4.250 	  	814,850
460,000 		Countrywide Home Loans, Inc.						09/15/09		4.125 	  	459,851
415,000 		Cox Communications, Inc.						10/01/12		7.125 	  	466,775
740,000 		Credit Suisse First Boston (USA), Inc.				01/15/12		6.500 	  	829,162
250,000 		CSC Holdings, Inc.(3)							04/15/12		6.750 	  	258,750
475,000 		CVS Corp.(3)								09/15/09		4.000 	  	477,278
1,000,000 		DaimlerChrysler NA Holdings						05/15/06		6.400 	  	1,051,403
300,000 		DaimlerChrysler NA Holdings						11/15/13		6.500 	  	327,596
1,300,000 		Deutsche Telekom International Finance BV				06/15/10		8.500 	  	1,566,187
680,000 		Dial Corp.									08/15/06		7.000 	  	727,688
250,000 		Dollar Financial Group, Inc.						11/15/11		9.750 	  	266,875
900,000 		Dominion Resources, Inc.						08/01/33		5.250 	  	905,140
100,000 		Dresser Rand Group, Inc.(3)						11/01/14		7.375 	  	104,750
435,000 		Duke Energy Corp.								03/01/10		7.375 	  	499,479
400,000 		Duke Energy Field Services Corp.					11/15/06		5.750 	  	419,404
250,000 		Echostar DBS Corp.							10/01/11		6.375 	  	259,063
170,000 		El Paso Corp.								02/01/08		6.625 	  	170,000
2,305,000 		Ford Motor Credit Co.							02/01/06		6.875 	  	2,396,453
1,500,000 		Ford Motor Credit Co.(4)						10/01/13		7.000 	  	1,584,081
300,000 		Fort James Corp.								11/15/21		9.250 	  	372,000
355,000 		France Telecom SA								03/01/11		8.750 	  	426,364
2,200,000 		General Motors Acceptance Corp.					08/28/07		6.125 	  	2,294,728
670,000 		General Motors Acceptance Corp.					12/10/07		4.375 	  	670,423
490,000 		Goodrich Corp.								12/15/12		7.625 	  	580,303
420,000 		GTE California, Inc.							01/15/09		5.500 	  	443,942
500,000 		Halliburton Co.(1),(3)							01/26/07		2.860 	  	500,167
660,000 		Halliburton Co.								10/15/10		5.500 	  	697,893
1,080,000 		Harrah's Operating Company, Inc.(3)					07/01/10		5.500 	  	1,126,936
250,000 		Hilton Hotels Corp.							12/15/17		7.500 	  	294,206
200,000 		Hornbeck Offshore Services, Inc.					08/01/08		10.625 	  	220,500
1,000,000 		Household Finance Corp.							01/30/07		5.750 	  	1,056,988
300,000 		Illinois Power Co.							12/15/10		11.500 	  	355,778
1,600,000 		International Lease Finance Corp.					01/23/08		3.300 	  	1,584,142
2,000,000 		International Lease Finance Corp.(1)				01/15/10		2.406 	  	1,992,824
520,000 		International Paper Co.							10/30/12		5.850 	  	555,174
300,000 		Jacuzzi Brands, Inc.							07/01/10		9.625 	  	337,500
500,000 		John Hancock Financial Services, Inc.				12/01/08		5.625 	  	534,794
300,000 		John Q. Hammons Hotels, Inc.						05/15/12		8.875 	  	345,000
840,000 		Kinder Morgan, Inc.							03/15/11		6.750 	  	944,687
600,000 		Korea Development Bank							03/02/09		3.875 	  	600,094
300,000 		Lennar Corp.(1)								03/19/09		2.660 	  	301,390
908,000 		Lowe's Co., Inc.								06/01/10		8.250 	  	1,101,946
1,415,000 		MBNA America Bank NA							06/15/12		6.625 	  	1,582,600
1,410,000 		Merrill Lynch & Co., Inc.						07/15/14		5.450 	  	1,472,525
1,240,000 		MetLife, Inc.								12/01/11		6.125 	  	1,351,864
495,000 		MISC Capital, Ltd.(3)							07/01/09		5.000 	  	515,534
250,000 		Mohegan Tribal Gaming Authority					04/01/12		8.000 	  	276,250
1,000,000 		Morgan Stanley								04/01/14		4.750 	  	979,632
600,000 		Motorola, Inc.								11/15/10		7.625 	  	703,801
325,000 		NCL Corp.(3)								07/15/14		10.625 	  	338,000


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004



 Principal                                          					Maturity   		Interest
  Amount                                              				Date       		Rate      		Value
------------                                        					--------   		--------    	-----
		CORPORATE BONDS (continued)
 $300,000 		Nextel Communications, Inc.						10/31/13		6.875%	 	$325,500
300,000 		NiSource Finance Corp.							11/01/06		3.200 	  	299,593
300,000 		Offshore Logistics, Inc.						06/15/13		6.125 	  	310,500
370,000 		Orion Power Holdings, Inc.						05/01/10		12.000 	  	466,200
300,000 		Owens-Brockway Glass Container, Inc.				02/15/09		8.875 	  	329,250
300,000 		Panamsat Corp.(3)								08/15/14		9.000 	  	318,000
705,000 		Pemex Project Funding Master Trust					02/01/09		7.875 	  	793,125
255,000 		Pemex Project Funding Master Trust					12/15/14		7.375 	  	282,540
300,000 		Petrobras International Finance Co.					07/02/13		9.125 	  	327,000
300,000 		Pinnacle Entertainment, Inc.						10/01/13		8.750 	  	318,750
395,000 		Resorts International Hotel & Casino				03/15/09		11.500 	  	455,238
175,000 		Riviera Holdings Corp.							06/15/10		11.000 	  	194,250
275,000 		Royal Caribbean Cruises, Ltd.						12/01/13		6.875 	  	301,813
345,000 		Safeway, Inc.								03/01/06		6.150 	  	359,335
1,150,000 		Safeway, Inc.								11/01/08		4.125 	  	1,155,667
405,000 		SBC Communications, Inc.						09/15/09		4.125 	  	407,025
400,000 		SBC Communications, Inc.						09/15/14		5.100 	  	402,782
440,000 		Sempra Energy								02/01/13		6.000 	  	470,956
192,000 		Service Corp. International						06/01/06		7.200 	  	200,640
650,000 		Simon Property Group LP							06/15/08		7.000 	  	714,376
650,000 		SLM Corp.									05/15/14		5.375 	  	674,344
415,000 		Southwestern Electric Power Co.					07/01/05		4.500 	  	420,149
175,000 		SpectraSite, Inc.								05/15/10		8.250 	  	189,438
850,000 		Sprint Capital Corp.							01/30/11		7.625 	  	994,123
380,000 		Sprint Capital Corp.							05/01/19		6.900 	  	425,414
325,000 		Stone Container Corp.							07/01/12		8.375 	  	359,125
920,000 		Sunoco, Inc.								04/01/11		6.750 	  	1,023,003
290,000 		SuperValu, Inc.								08/01/09		7.875 	  	336,127
1,010,000 		Telecom De Puerto Rico							05/15/06		6.650 	  	1,061,069
480,000 		Telecom Italia Capital(3)						01/15/10		4.000 	  	475,533
300,000 		Tennessee Gas Pipeline Co.						06/15/32		8.375 	  	324,000
1,035,000 		Textron Financial Corp.							06/01/07		5.875 	  	1,102,596
1,065,000 		Time Warner, Inc.								04/15/11		6.750 	  	1,198,528
500,000 		United Rentals North America, Inc.					02/15/14		7.000 	  	461,250
760,000 		UnitedHealth Group, Inc.						08/15/07		3.375 	  	757,256
565,000 		USX Corp.									02/01/06		6.650 	  	592,446
290,000 		Valero Energy Corp.							03/15/06		7.375 	  	307,493
650,000 		Valero Energy Corp.							04/15/12		6.875 	  	739,812
860,000 		Verizon New York, Inc.							04/01/12		6.875 	  	971,339
975,000 		Vodafone Group, Plc.							02/15/05		7.625 	  	989,401
1,100,000 		Washington Mutual, Inc.							01/15/09		4.000 	  	1,106,020
990,000 		Waste Management, Inc.							11/15/12		6.375 	  	1,099,870
1,500,000 		Weyerhaeuser Co.								08/01/06		6.000 	  	1,577,760
130,000 		William Carter Co.							08/15/11		10.875 	  	145,600
8,000 		WMX Technologies, Inc.							01/24/05		2.000 	  	7,753
1,060,000 		York International Corp.						08/15/06		6.625 	  	1,119,702
                                                                                                                  ----------
		Total Corporate Bonds
		 (Identified cost $89,656,466)												93,228,099
                                                                                                                  ----------

		FOREIGN GOVERNMENT BOND (0.3%)
480,000 		United Mexican States
		(Identified cost $475,859)							01/16/13		6.375 	  	510,000
                                                                                                                  ----------

		MUNICIPAL BONDS (6.0%)
660,000 		California State Health Facilities Financing Authority	07/01/26		4.450 	  	680,255
1,000,000 		City of Atlanta, GA							01/01/14		5.375 	  	1,118,770
2,000,000 		Commonwealth of Puerto Rico(1)					07/01/30		5.000 	  	2,165,300
2,000,000 		Golden State Tobacco Securitization Corp., California		06/01/11		5.000 	  	2,167,460
1,500,000 		Golden State Tobacco Securitization Corp., California		06/01/12		5.000 	  	1,613,595
1,000,000 		Illinois Development Finance Authority				10/01/15		5.625 	  	1,126,240
1,000,000 		Richmond County, Georgia, Development Authority			11/01/27		5.750 	  	1,011,350
2,000,000 		Tobacco Settlement Financing Corp., New York			06/01/21		5.500 	  	2,196,680
                                                                                                                  ----------
		Total Municipal Bonds
		 (Identified cost $11,682,399)												12,079,650
                                                                                                                  ----------



   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004


 Principal                                          					Maturity   		Interest
  Amount                                              				Date       		Rate      		Value
------------                                        					--------   		--------    	-----
		U.S. GOVERNMENT AGENCY (21.0%)
$2,000,000 		Federal Home Loan Bank(5)						10/13/06		2.100% 	 	$1,973,764
2,000,000 		Federal Home Loan Bank							12/15/06		2.750 	  	1,996,112
3,000,000 		Federal Home Loan Mortgage Corp.					10/15/06		2.750 	  	2,997,951
750,231 		Federal Home Loan Mortgage Corp.					12/15/30		6.500 	  	760,542
5,000,000 		Federal National Mortgage Assoc.					06/15/06		2.500 	  	4,987,860
2,500,000 		Federal National Mortgage Assoc.					12/15/07		3.125 	  	2,499,828
9,000,000 		Federal National Mortgage Assoc.					05/15/09		4.250 	  	9,264,663
180,961 		Federal National Mortgage Assoc.					04/25/12		6.500 	  	180,813
786,405 		Federal National Mortgage Assoc.					04/25/15		5.500 	  	798,983
193,209 		Federal National Mortgage Assoc.					09/25/30		6.500 	  	194,802
583,714 		Federal National Mortgage Assoc.					07/01/32		7.000 	  	620,107
3,086,576 		Federal National Mortgage Assoc.					11/01/32		6.000 	  	3,205,313
1,417,906 		Federal National Mortgage Assoc.					04/01/33		6.000 	  	1,472,171
313,706 		Federal National Mortgage Assoc.					10/01/33		6.000 	  	325,712
1,688,291 		Federal National Mortgage Assoc.					01/01/34		5.500 	  	1,722,365
1,458,037 		Federal National Mortgage Assoc.					03/01/34		5.000 	  	1,456,856
545,373 		FHLMC Gold Guaranteed							08/01/32		6.500 	  	573,947
690,766 		FHLMC Gold Guaranteed							03/01/33		6.000 	  	716,169
641,225 		FHLMC Gold Guaranteed							11/01/33		5.000 	  	641,124
5,642,750 		FHLMC Gold Guaranteed							03/01/34		5.500 	  	5,754,227
                                                                                                                  ----------
		Total U.S. Government Agency
		 (Identified cost $41,996,769)												42,143,309
                                                                                                                  ----------

		U.S. TREASURY NOTES AND BONDS (7.5%)
10,455,328 		U.S. Treasury Notes (TIPS)						07/15/14		2.000 	  	10,816,361
3,500,000 		U.S. Treasury Bonds							08/15/23		6.250 	  	4,134,375
                                                                                                                  ----------
		Total U.S. Treasury Notes and Bonds
		 (Identified cost $14,481,271)												14,950,736
                                                                                                                  ----------


		REPURCHASE AGREEMENT (0.3%)
600,000 		Bear Stearns & Co., Inc.
		(Agreement dated 10/29/04 collateralized by U.S. Treasury
		Strips 2.180%%, due 11/15/05; $600,088 to be received
		upon maturity)
		(Identified cost $600,000)							11/01/04		1.750 	  	600,000
                                                                                                                  ----------

		SHORT TERM INVESTMENT (0.9%)
1,734,225	Brown Brothers Investment Trust
		Securities Lending Fund
		(Identified cost $1,734,225)										`	`	  	1,734,225
                                                                                                                  ----------






TOTAL INVESTMENTS (Identified cost $195,629,582)(6)								99.6	%	 	$200,143,791
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES									1.2		 	731,746
                                                                                                                  ----------
NET ASSETS															100.0	%	 	$200,875,537
                                                                                                                  ----------
                                                                                                                  ----------


----------


(1)	Variable rate instrument. Interest rates change on specific
       dates (such as a coupon or interest payment date). The yield shown represents the October 31, 2004 coupon rate.

(2)	Defaulted security, Fund is not currently accruing
      income on security.

(3)	Security exempt from registration under Rule 144A of
      the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value
   	of 144A securities owned at October 31, 2004 was $6,763,072, or 3.4% of net assets.

(4)	Security, or a portion thereof, on loan.

(5)	Security held as collateral on futures contracts.

(6) The aggregate cost for federal income tax purposes is $195,652,588, the aggregate gross unrealized appreciation is $5,042,975, and the aggregate gross unrealized depreciation is $551,772, resulting in net unrealized appreciation of $4,491,203.

(TIPS) - Treasury Inflation Protected Security.


A summary of obligations under open futures contracts at October 31, 2004 is as follows:

                                                           Underlying
            Expiration                                     Face Amount       Unrealized
Position       Date      Contracts      Note/Bond           at Value        Appreciation
--------    ----------   ---------      ---------          -----------      -------------
Long         12/17/04      100      U.S. Treasury Bond     $11,384,375        $159,375


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2004

As of October 31, 2004, the Fund had segregated sufficient cash to cover the notional value of open futures contracts.

At October 31, 2004, the Fund had the following open swap agreements:

                                                                   Amount Due
 Notional                                                       from (to) Broker
  Amount                       Description                          at Value
-----------                    -----------                      ----------------
$20,000,000       Agreement with JP Morgan Chase & Co.
                  terminating 03/01/05 to pay 1 month
                  LIBOR minus 0.35% monthly and to
                  receive the return on the Lehman
                  Brothers CMBS Investment Grade 8.5 Year
                  Index monthly.                                  ($503,278)

$18,000,000       Agreement with JP Morgan Chase & Co.
                  terminating 09/01/14 to pay the 10-year
                  U.S. Treasury Note rate plus 4.69% and to
                  receive 1 month LIBOR.                           $524,324

                  LIBOR - London Interbank Offered Rate

As of October 31, 2004, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS:
   Investments in securities, at value
     (identified cost $195,629,582) .........................       $200,143,791
   Cash .....................................................            238,926
   Receivables for:
     Interest and other receivables .........................          2,213,722
     Investment sold ........................................          1,200,673
     Capital stock sold .....................................            831,430
     Swap agreements ........................................             21,046
                                                                    ------------
       Total Assets .........................................       $204,649,588
                                                                    ------------

LIABILITIES:
   Payable upon return of securities loaned .................          1,734,225
   Payables for:
     Investments purchased ..................................          1,743,890
     Expense payment fee ....................................            155,311
     Variation margin on futures contracts ..................             90,625
     Capital stock redeemed .................................             50,000
                                                                    ------------
       Total Liabilities ....................................          3,774,051
                                                                    ------------

NET ASSETS ..................................................       $200,875,537
                                                                    ============
Net Assets Consist of:
   Paid-in capital ..........................................       $193,993,398
   Undistributed net investment income ......................             40,307
   Accumulated net realized gain on investments
     and futures contracts ..................................          2,168,249
   Net unrealized appreciation on investments
     and futures contracts ..................................          4,673,583
                                                                    ------------
Net Assets ..................................................       $200,875,537
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($110,122,301 / 10,417,411 shares outstanding) ...........       $      10.57
                                                                    ============
CLASS I SHARES NET ASSET VALUE
   ($90,753,236 / 8,583,937 shares outstanding) .............       $      10.57
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended October 31, 2004

NET INVESTMENT INCOME:
   Income:
     Interest and other income (net of
       withholding taxes of $1,459) ...........................    $ 9,290,581
     Securities lending income ................................          3,108
                                                                   -----------
       Total Income: ..........................................      9,293,689
                                                                   -----------
   Expenses:
     Investment advisory fees .................................        394,174
     Administrative fees ......................................        197,087
     Shareholder servicing fees ...............................        166,385
     Custody and accounting fees ..............................        162,402
     Professional fees ........................................         42,112
     Board of Directors' fees .................................         10,988
     Miscellaneous expenses ...................................         91,403
                                                                   -----------
       Total Expenses .........................................      1,064,551
       Expense offset arrangement .............................         (2,442)
       Fees reimbursed ........................................       (107,376)
                                                                   -----------
       Net Expenses ...........................................        954,733
                                                                   -----------
   Net Investment Income ......................................      8,338,956
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments and futures contracts .....      2,216,697
   Net change in unrealized appreciation
     (depreciation) on investments and
     futures contracts ........................................        762,322
                                                                   -----------
     Net Realized and Unrealized Gain .........................      2,979,019
                                                                   -----------
   Net Increase in Net Assets Resulting from Operations .......    $11,317,975
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the years ended
                                                              October 31,
                                                          2004          2003
                                                     ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income ......................... $  8,338,956  $ 10,990,954
     Net realized gain on investments and futures
       contracts ...................................    2,216,697     1,585,351
     Net change in unrealized appreciation
       (depreciation) on investments and
       futures contracts ...........................      762,322     4,568,118
                                                     ------------  ------------
     Net increase in net assets resulting
       from operations .............................   11,317,975    17,144,423
                                                     ------------  ------------
   Dividends and distributions declared:
     From net investment income:
     Class N .......................................   (4,591,013)   (5,844,131)
     Class I .......................................   (3,718,180)   (5,165,161)
     From net realized gains
     Class N .......................................   (1,654,504)           --
     Class I .......................................   (1,262,087)           --
                                                     ------------  ------------
       Total dividends and distributions declared ..  (11,225,784)  (11,009,292)
                                                     ------------  ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ......   64,411,174   159,148,350
     Net asset value of capital stock issued
       to shareholders for reinvestment of dividends
       and distributions ...........................    3,538,919     2,884,632
     Net cost of capital stock redeemed ............  (68,732,344)  (61,055,099)
                                                     ------------  ------------
       Net increase (decrease) in net assets
         resulting from capital stock transactions .     (782,251)  100,977,883
                                                     ------------  ------------
       Total increase (decrease) in net assets .....     (690,060)  107,113,014
                                                     ------------  ------------
NET ASSETS:
   Beginning of year ...............................  201,565,597    94,452,583
                                                     ------------  ------------
   End of year (including undistributed
     net investment income of $40,307
     and distributions in excess of net investment
     income of $6,389, respectively) ............... $200,875,537  $201,565,597
                                                     ============  ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2004                                         13

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period

                                                                         For the period from
                                                                          December 22, 2000
                                         For the years ended October 31,  (commencement of
                                         -------------------------------    operations) to
                                          2004         2003        2002    October 31, 2001
                                          ----         ----        ----    ----------------
Net asset value, beginning of period . $  10.57     $  10.25      $ 10.43     $ 10.00
                                         ------     --------     --------     -------
Net Income from investment operations:
   Net investment income .............     0.43(1)      0.59(1)      0.46        0.43
   Net realized and unrealized gain
     (loss) ..........................     0.17         0.33        (0.19)       0.46
                                         ------     --------     --------     -------
     Total income from investment
       operations ....................     0.60         0.92         0.27        0.89
                                         ------     --------     --------     -------
Less dividends and distributions:
   From net investment income ........    (0.44)       (0.60)       (0.45)      (0.39)
   From net realized gains ...........    (0.16)          --           --          --
   Return of capital .................       --           --           --       (0.07)
                                         ------     --------     --------     -------
     Total dividends and distributions    (0.60)       (0.60)       (0.45)      (0.46)
                                         ------     --------     --------     -------
Net asset value, end of period .......   $10.57     $  10.57      $ 10.25     $ 10.43
                                         ======     ========     ========     =======
Total return .........................     5.77%        9.33%        2.39%       9.01%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted) ................. $110,122     $114,592      $94,453     $56,972
   Expenses as a percentage of
     average net assets(2) ...........     0.55%        0.55%        0.55%       0.55%3
   Ratio of net investment income to
     average net assets ..............     4.14%        5.55%        4.30%       4.99%(3)
   Portfolio turnover rate ...........      210%         249%(4)      416%(5)     413%(3,5)


----------
(1)   Calculated using average shares outstanding for the year.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

                    			 0.61%       0.62%       0.70%     0.74%(3)

(3)   Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invested.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                             For the period from
                                                                              December 3, 2002
                                                              For the         (commencement of
                                                            year ended         operations) to
                                                         October 31, 2004     October 31, 2003
                                                         ----------------     ----------------
Net asset value, beginning of period....................        $ 10.57            $ 10.22
                                                                -------            -------
Income from investment operations:
   Net investment income1...............................           0.46               0.53
   Net realized and unrealized gain.....................           0.15               0.34
                                                                -------            -------
     Total income from investment operations............           0.61               0.87
                                                                -------            -------
Less dividends and distributions:
   From net investment income...........................          (0.45)             (0.52)
   From net realized gains..............................          (0.16)                --
                                                                -------            -------
     Total dividends and distributions..................          (0.61)             (0.52)
                                                                -------            -------
Net asset value, end of period..........................         $10.57             $10.57
                                                                =======            =======

Total return............................................           5.91%              9.48%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted)............        $90,753            $86,973
   Expenses as a percentage of average net assets(2) ...           0.40%              0.40%(3)
   Ratio of net investment income to average
    net assets .........................................           4.36%(5)            .42%(3)
   Portfolio turnover rate..............................            210%               249%(3,4)


----------
1     Calculated using average shares outstanding for the year.

2     Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                       						   0.45%        0.46%(3)

3     Annualized.

4 Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  OCTOBER 31, 2004                                         15

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      Prior to December 3, 2002, the Fund invested substantially all of its assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. On December 3, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to December 3, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured. Prior to December 3, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

      C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      D. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Summary Portfolio of Investments.

      E. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on

FINANCIAL STATEMENT  OCTOBER 31, 2004                                         17

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. Information regarding swap agreements is included at the end of the Summary Portfolio of Investments.

      F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. At October 31, 2004, the Fund had no open forward foreign exchange contracts.

      G. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Summary Portfolio of Investments.

      H. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Summary Portfolio of Investments.

      I. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

            amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      J. Dividends and Distributions to Shareholders. Dividends to shareholders are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal year ended October 31, 2004 were as follows:

                                   Distribution paid from:
-------------------------------------------------------------------------------------
                         Net              Total                             Total
      Ordinary        long term          taxable        Tax return      distributions
       Income       capital gain      distributions     of capital          paid
      --------      ------------      -------------     ----------      -------------
     $9,746,234      $1,479,550        $11,225,784          --           $11,225,784


     As of October 31, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                             Components of accumulated earnings/(deficit):
-------------------------------------------------------------------------------------------------------
    Undistributed    Undistributed                   Accumulated      Unrealized            Total
      ordinary         long-term    Accumulated      capital and     appreciation/       accumulated
       income        capital gains   earnings       other losses    (depreciation)    earning/(deficit)
    -------------    -------------  -----------     ------------    --------------    -----------------
      $703,810        $1,752,816    $2,456,626           --           $4,425,512         $6,882,138


            Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, defaulted bonds and unrealized appreciation on futures contracts.

2.    Transactions with Affiliates.

      Investment Advisory Fees. Effective December 3, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.20% of the Fund's average daily net assets. For the year ended October 31, 2004, the Fund incurred $394,174 for investment advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective December 3, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Funds average daily net assets. Prior to December 3, 2002, BBHTC received a fee from

FINANCIAL STATEMENT  OCTOBER 31, 2004                                         19

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

      the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended October 31, 2004, the Fund incurred $197,087 for administrative services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH. Effective December 3, 2002, BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate equivalent to 0.15% of Class N shares' average daily net assets. Prior to December 3, 2002, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets. For the year ended October 31, 2004, the Fund incurred $166,385 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2004, the Fund incurred $162,402 for custody and accounting services. These fees for the Fund were reduced by $2,442 as a result of an expense offset arrangement with the Fund's custodian.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the year ended October 31, 2004, the Fund paid $3,519 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2004, the Fund incurred $10,988 for these fees.

      Expense Reimbursement. The Fund has an agreement with BBHTC for which BBHTC agrees to waive its fees and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) do not exceed, in the aggregate, 0.55% of Class N shares' average daily net assets and 0.40% of Class I shares' daily average net assets. For the year ended October 31, 2004, BBHTC reimbursed the Fund $107,376. The Fund's agreement with BBHTC will terminate on December 31, 2004. The final payment made under the agreement will include any carryover excess expenses potentially reimbursable to BBHTC but not recorded as liabilities at December 31, 2004.

3. Investment Transactions. For the year ended October 31, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $410,583,359 and $423,777,525, respectively.

4. Securities on Loan. As of October 31, 2004, the Fund had securities on loan with an aggregate market value of $1,696,991. The Fund received $1,734,225 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2004

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                                            SHARES                              AMOUNT
                                For the years ended October 31,    For the years ended October 31,
                                -------------------------------    -------------------------------
                                     2004             2003               2004              2003
                                ------------      -------------    --------------     ------------
Class N
Capital stock sold............     2,676,733       3,679,531         $ 28,142,658     $ 38,852,076
Capital stock issued in
  connection with
  reinvestment of
  dividends...................       115,314          75,814            1,207,086          799,462
Capital stock redeemed........    (3,216,015)     (2,130,466)         (33,551,907)     (22,465,038)
                                  ----------      ----------          -----------      -----------
Net increase (decrease).......      (423,968)      1,624,879         $ (4,202,163)    $ 17,186,500
                                  ==========      ==========          ===========      ===========


                                            SHARES                                   AMOUNT
                                                        For the                                   For the
                                                      period from                               period from
                                                    December 3, 2002                          December 3, 2002
                                                     (commencement                             (commencement
                                   For the          of operations)           For the          of operations)
                                 year ended             through            year ended             through
                              October 31, 2004      October 31, 2003   October 31, 2004      October 31, 2003
                              ----------------      ----------------   ----------------      ----------------
Class I
Capital stock sold..........       3,490,420            11,695,698        $ 36,268,516        $120,296,274
Capital stock issued in
  connection with
  reinvestment of
  dividends.................         222,663               197,424           2,331,833           2,085,170
Capital stock redeemed......      (3,358,030)           (3,664,238)        (35,180,437)        (38,590,061)
                                  ----------            ----------         -----------         -----------
Net increase................         355,053             8,228,884        $  3,419,912        $ 83,791,383
                                  ==========            ==========         ===========         ===========


FINANCIAL STATEMENT  OCTOBER 31, 2004                                         21

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
October 31, 2004 (unaudited)

EXAMPLE

As a shareholder of BBH Broad Market Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2004 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Class N
                                                                              Expenses Paid
                                      Beginning             Ending            During Period
                                    Account Value        Account Value         May 1, 2004
                                     May 1, 2004       October 31, 2004    to October 31, 2004(1)
                                     -----------       ----------------    --------------------
Actual..........................       $1,000               $1,042                  3
Hypothetical(2).................       $1,000               $1,022                  3


Class I

                                                                              Expenses Paid
                                      Beginning             Ending            During Period
                                    Account Value        Account Value         May 1, 2004
                                     May 1, 2004       October 31, 2004    to October 31, 2004(1)
                                     -----------       ----------------    --------------------
Actual..........................       $1,000               $1,043                  2
Hypothetical(2).................       $1,000               $1,023                  2


----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.55% and 0.40%% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expense.

FINANCIAL STATEMENT  OCTOBER 31, 2004                                         23

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (unaudited)

The Fund hereby designates $1,479,542 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

In January 2005, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2004. Shareholders should use the information of Form 1099 for their income tax returns.

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Directors of BBH Fund, Inc. (the "Corporation") and executive officers of the Corporation is set forth below. Part B to the Registration Statement of BBH Broad Market Fixed Income Fund includes additional information about the Corporation's Directors and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------

Directors

Joseph V. Shields, Jr.     Chairman of     Since       Managing Director, Chairman and           11              None

Birth Date:                the Board       1990        Chief Executive Officer of Shields &
March 17, 1938             and                         Company (registered broker-dealer and
Shields & Company          Director                    member of New York Stock Exchange);
140 Broadway                                           Chairman of Capital Management
New York, NY 10005                                     Associates, Inc. (registered
                                                       investment adviser); Vice Chairman and
                                                       Trustee of New York Racing
                                                       Association; Director of Flowers
                                                       Industries, Inc. (diversified food
                                                       company).

Eugene P. Beard            Director        Since
Birth Date:                                1993        Retired; Vice Chairman-Finance/           11              Director of Old
March 17, 1935                                         Operations and CFO of The Interpublic                     Westbury Funds (5);
The Interpublic Group                                  Group of Companies, Inc. (until                           Trustee of Sandhill
of Companies, Inc.                                     December 1999); Special Advisor to The                    Investment Fund II.
372 Danbury Road                                       Interpublic Group of Companies, Inc.
2nd Floor                                              (February 2000 to December 2003).
Wilton, CT 06897

Richard L. Carpenter       Director        Since       Retired.                                  11              None
Birth Date:                                1999
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman           Director        Since       Director of Jeffrey Co. (1992 to      11                  Director of Dreyfus
Birth Date:                                1990        present); Director of QMED (1999 to                       Mutual Funds
November 16, 1939                                      present).                                                 (59 Funds).
3 Tall Oaks Drive
Warren, NJ 07059


FINANCIAL STATEMENT OCTOBER 31, 2004                                          25

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------

J. Angus Ivory             Director        Since       Retired; Director of Brown Brothers       11              None
Birth Date:                                1999        Harriman Ltd. (subsidiary of Brown
July 31, 1932                                          Brothers Harriman & Co.) (until
Greenway Farm,                                         December 2001); Advisor to RAF Central
Tockenham, Swindon,                                    Fund (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy               Director        Since       Private Investor.                         11              None
Birth Date:                                1993
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D. Miltenberger     Director        Since       Retired; Trustee, R.K. Mellon Family      11              None
Birth Date:                                1992        Trusts (1981-June 2003); General
November 8, 1938                                       Partner, Mellon Family Investment
503 Darlington Road                                    Company IV, V and VI (1983-2002);
Ligonier, PA 15658                                     Director of Aerostructures
                                                       Corporation (aircraft manufacturer)
                                                       (1996-July 2003).

Officers

John A. Nielsen            President,      Since       President of the Corporation, BBH         N/A             N/A
Birth Date:                Principal       2004        Trust, BBH Prime Institutional Money
July 15, 1943              Executive                   Market Fund, Inc., BBH Common
140 Broadway               Officer                     Settlement Fund II, Inc. and BBH U.S.
New York, NY 10005                                     Money Market Portfolio (since January
                                                       2004); He joined Brown Brothers
                                                       Harriman & Co. ("BBH & Co.") in 1968
                                                       and has been a Partner of the firm
                                                       since 1987.

Nancy D. Osborn            Assistant       Since       Assistant Vice President, Treasurer,      N/A             N/A
Birth Date:                Vice            2004        Principal Accounting Officer and
May 4, 1966                President,                  Principal Financial Officer of the
140 Broadway               Treasurer,                  Corporation, BBH Trust, BBH Prime
New York, NY 10005         Principal                   Institutional Money Market Fund,
                           Accounting                  Inc., BBH Common Settlement Fund II,
                           Officer and                 Inc. and BBH U.S. Money Market
                           Principal                   Portfolio; Assistant Vice
                           Financial                   President (since April 2003) and
                           Officer                     Associate (April 1996-March 2003)
                                                       of BBH & Co.


DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------

Gail C. Jones              Secretary       Since       Secretary of the Corporation, BBH         N/A             N/A
Birth Date:                                2002        Trust, BBH Prime Institutional Money
October 26, 1953                                       Market Fund, Inc., BBH Common
1001 Liberty Avenue                                    Settlement Fund II, Inc. and BBH U.S.
Pittsburgh, PA                                         Money Market Portfolio (since August
15222-3779                                             2002); Counsel, ReedSmith, LLP (since
                                                       October 2002); Corporate Counsel
                                                       (January 1997-September 2002) and Vice
                                                       President (January 1999-September
                                                       2002) of Federated Services Company.

Peter J. Germain           Vice            Since       Vice President of the Corporation, BBH    N/A             N/A
Birth Date:                President       2002        Trust, BBH Prime Institutional Money
September 3, 1959                                      Market Fund, Inc., BBH Common
1001 Liberty Avenue                                    Settlement Fund II, Inc. and BBH U.S.
Pittsburgh, PA                                         Money Market Portfolio (since August
15222-3779                                             2002); Senior Vice President (since
                                                       November 1997) of Federated Services
                                                       Company.

Judith J. Mackin           Vice            Since       Vice President of the Corporation, BBH    N/A             N/A
Birth Date:                President       2002        Trust, BBH Prime Institutional Money
May 30, 1960                                           Market Fund, Inc., BBH Common
1001 Liberty Avenue                                    Settlement Fund II, Inc. and BBH U.S.
Pittsburgh, PA                                         Money Market Portfolio (since August
15222-3779                                             2002); Vice President (since November
                                                       1997) of Federated Services Company.

Victor R. Siclari          Assistant       Since       Assistant Secretary of the                N/A             N/A
Birth Date:                Secretary       2002        Corporation, BBH Trust, BBH Prime
November 17, 1961                                      Institutional Money Market Fund, Inc.,
1001 Liberty Avenue                                    BBH Common Settlement Fund II, Inc.
Pittsburgh, PA                                         and BBH U.S. Money Market Portfolio
15222-3779                                             (since August 2002); Partner,
                                                       ReedSmith, LLP (since October 2002);
                                                       Vice President (March 1996-September
                                                       2002) and Senior Corporate Counsel
                                                       (July 1998-September 2002) of
                                                       Federated Investors, Inc.


FINANCIAL STATEMENT OCTOBER 31, 2004                                          27

DIRECTORS AND OFFICERS OF BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                               Number of
                                           Office#                                               Funds in
                                           and                                                   Fund            Other
                           Position(s)     Length                                                Complex         Trustee/
Name, Birth Date           Held with       of Time     Principal Occupation(s) During            Overseen by     Directorships
and Address                Corporation     Served      Past 5 Years                              Director^       Held
-----------------------------------------------------------------------------------------------------------------------------------
John C. Smith              Assistant       Since       Assistant Treasurer of the                N/A             N/A
Birth Date:                Treasurer       2002        Corporation, BBH Trust, BBH Prime
August 2, 1965                                         Institutional Money Market Fund, Inc.,
50 Milk Street                                         BBH Common Settlement Fund II, Inc.
Boston, MA 02109                                       and BBH U.S. Money Market Portfolio
                                                       (since August 2002); Assistant Vice
                                                       President (since September 2001),
                                                       Associate (September 2000-August 2001)
                                                       and Senior Analyst (June 1999-August
                                                       2000) of BBH & Co.

Gregory V. Lomakin         Assistant       Since       Assistant Treasurer of the                N/A             N/A
Birth Date:                Treasurer       2002        Corporation, BBH Trust, BBH Prime
February 23, 1965                                      Institutional Money Market Fund, Inc.,
50 Milk Street                                         BBH Common Settlement Fund II, Inc.
Boston, MA 02109                                       and BBH U.S. Money Market Portfolio
                                                       (since August 2002); Vice President
                                                       (since April 2003), Assistant Vice
                                                       President (April 2001-March 2003), and
                                                       Associate (May 1992-March 2001) of BBH
                                                       & Co.


-----------

# Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All Officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Director to remove any officer in accordance with the Corporation's by-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Corporation has four series, and BBH Trust has four series.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN




ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant?s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant?s Board of Trustees board has designated two members of the audit committee as financial experts.
(2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees: independent audit committee members Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees
	Aggregate fees billed for each of the last two fiscal years:




				Audit Fee
       	October 31, 2004		$78,200
       	August 31, 2004
       	March 31, 2004
       	October 31, 2003		152,700
       	August 29, 2003
       	March 31, 2003
       	Total			$230,900


				Security Count Fee
       	October 31, 2004		$6,000
       	August 31, 2004	  	6,000
       	March 31, 2004	  	6,000
       	October 31, 2003		9,600
       	August 29, 2003    		11,200
       	March 31, 2003     		11,200
       	Total			$50,000

       				Consent Fee
       	October 31, 2004
       	August 31, 2004
       	March 31, 2004
       	October 31, 2003		$6,000
       	August 29, 2003
       	March 31, 2003
       	Total			$6,000



				Total	Billed
       	October 31, 2004		$84,200
       	August 31, 2004	  	6,000
       	March 31, 2004	  	6,000
       	October 31, 2003		168,300
       	August 29, 2003    		11,200
       	March 31, 2003     		11,200
       	Total			$286,900




(b)	Audit-Related Fees
      Disclosure of other fees assurance and
       related services fees billed in the last two fiscal years that are reasonably related to the performance of the audit and are not reported in (a).

None.

(c) 	Tax Fees

$29,000, aggregate fees billed in fiscal year ended October 31, 2004.

$44,550, aggregate fees billed in fiscal year ended October 31, 2003.

(d)	All Other Fees

NONE

e) 	1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES
Audit services provided by the Funds? auditors the ?Auditors?) on behalf of the Funds shall be pre-approved of the entire audit committee.

Non-audit services provided by the Auditors on behalf of the Funds shall be pre-approved by the Audit
Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fee for such services does not exceed $5,000 per Fund.

Non-audit services performed by the Auditors on behalf of BBH&Co. and that requires pre-approval shall be pre-approved by the Audit Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fees for such services do not exceed
$15,000.


f) 	If greater than 50 percent, disclosure of the
      percentage of hours expended on principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

	NONE

g) Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

	AIMR Work			     $ 105,412
	Activity Based Costing Review	        	       232,877
	Aetna Claims Review		    	        59,991
	Sarbanes-Oxley Review	    	        16,000
	Miscellaneous			          9,700

h) Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.

	The audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation
          S-X is compatible with maintaining the principle accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)  The Trust has a separately designated audit
     committee.    The members of the audit committee
     are:  Eugene P. Beard ,Richard Carpenter,
     David P. Feldman, J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES
        BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF
        SECURITY HOLDERS.

        Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the registrant's principal
     financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the registrant's internal controls or
     in other factors that could significantly affect these controls subsequent to the date of their evaluation.


ITEM 11. EXHIBITS.

(a)(1) The registrant?s code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------


By (Signature and Title)* /s/ John A. Nielsen
                           ------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:   January 6, 2005
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          ---------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:   January 6, 2005
       ------------------

- Print name and title of each signing officer under his or her signature.

EXHIBIT 11(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling
800) 575-1265.

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

   a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant?s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
     and

  b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: January 6, 2005
      ----------------

/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

   a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant?s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
     and

  b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: January 6, 2005
      ================

/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Fund, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended October 31, 2004 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Dated: January 6, 2005
      ================




/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer




Dated: January 6, 2005
      ================



/s/Nancy D. Osborn
=======================
Nancy D. Osborn
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.